UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

Weiss Alternative Balanced Risk Fund

Class I – weisx
Class K – weikx

Annual Report

October 31, 2016

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched in December 1, 2015 in response to investors search for a lower cost, more liquid, transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long-only debt securities and long-only equity securities.  We look forward to giving our first full year report at the end of the year.

I.	Mutual Fund Performance Review

a.	Performance Review, including portfolio attribution

•
The Weiss Alternative Balanced Risk Fund decreased -1.79% in its fiscal fourth quarter, ending October 2016. The lackluster performance was disappointing but reflected highly correlated returns among asset classes in a complex market environment owing to the lingering effects of Brexit and more importantly, the run-up to the US Presidential Election. The benchmark Bloomberg Barclays US Aggregate Bond Index declined -0.94% over the same timeframe. The Morningstar Multi-alternative category was down -0.98% for the same timeframe, August 1st to October 31st.

•
The Fund was hampered by the high correlation of returns in the equity and fixed income components, both down just over -2% for the quarter. However, in testament to the importance of uncorrelated asset class diversification, Weiss’ multi-strategy alpha component finished the quarter up +1.5%, dampening weakness to the overall portfolio.

•
As already mentioned, the fixed income component had a weak showing in the fourth quarter, ending down -2.17%, with most of the underperformance occurring in October. Indeed, significant underperformance was seen in the longer duration Treasury markets, though high yield corporate credit did offset fixed income losses to modest degree.

•
In a similar vein, the equity component also decreased during the fourth quarter, turning in a -2.18% return. Weakness was broadly based, though underperformance was led by exposure to mid-cap securities.

•
Alpha again maintained a stabilizing diversification of overall Fund performance, ending the quarter up an attractive +1.54% given market conditions. Its low correlation to the fixed income and equity components helped to minimize the quarter’s portfolio drawdown, by design.

b.	Portfolio composition and other analysis

•
In the fourth fiscal year quarter of 2016, the Fund’s exposure to the bond component averaged approximately 59.6%, essentially unchanged from 59.7% in the third quarter. The equity component averaged approximately 14.2% in the fourth quarter, down from 14.8% in the prior quarter. The alpha component averaged approximately 25.9% as a result of price appreciation, up modestly from 25.5% last quarter. Once again the asset allocation adjustments, resulting in a reduction in the equity component, were largely the result of continued higher equity market volatility, as measured by the S&P 500 Index 252-day trailing returns. Overall portfolio risk for the Fund was 4.42% through the fourth quarter of 2016 (Source: Bloomberg, 252-day

WEISS ALTERNATIVE BALANCED RISK FUND

trailing volatility, annualized). The contribution to the Fund’s overall portfolio risk for the fixed income, equity, and alpha components was 50%, 36% and 14%, respectively.

c.	Market and economic outlook

•
There are times when macro events occur which abruptly alter investor’s forward looking expectations of the markets.  The US Presidential election is one of those times.  The month of November has seen sharp sector, capitalization size and regional rotations as the market transitions its views from one of low growth, low inflation to expectations of faster growth, higher inflation and with it higher and a more uncertain interest rate path.  Although some of these recent shifts may be overdone, we believe the market has correctly built in that this month will serve as a regime shift from the post crisis world led by the prior administration.  There could be changes to fiscal and monetary policy along with regulation.  However, the structural forces of demographics, debt and exponential innovation may be there to make sustainable higher growth and inflation challenging.

•
Rather than focusing on the direction of sectors or rates, our area of focus on the future is what it means to active management in the years ahead.  Due to pegged short term interest rates, uncertainty over regulation and healthcare costs along with gridlock on the fiscal side, there has been historically low equity market dispersion in recent years.  Dispersion is critical for active management and due to the changes from the incoming administration; we expect dispersion and active management to see better years going forward.  Given the structural forces still at work and the challenges of sustainable growth, although we believe this is a regime shift, we believe one remaining constant will be that the pendulum shifts between inflation and deflation fears will remain volatile but as an active manager we prefer this environment.

Sincerely,

/s/ Weiss Portfolio Managers

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

“Brexit” is the United Kingdom (“U.K.”) referendum to leave the European Union.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Bloomberg Barclays US Aggregate Bond Index is a broad base index, maintained by Barclays Capital, and is often used to represent investment grade bonds being traded in United States.

WEISS ALTERNATIVE BALANCED RISK FUND

Morningstar Multi-alternative Category – the category funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Value of $2,000,000 Investment (Unaudited)

The chart assumes an initial investment of $2,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of October 31, 2016

Since Inception(1)
Class K	4.00%
Class I	3.90%
Bloomberg Barclays US Aggregate Bond Index(2)	4.30%

(1)	December 1, 2015.
(2)
The Bloomberg Barclays US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities.  The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.  The securities that compromised the Bloomberg Barclays US Aggregate Bond Index may differ substantially from the securities in the Funds’ portfolio.  It is not possible to directly invest in an index.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 – October 31, 2016).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the  expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(5/1/2016)	(10/31/2016)	(5/1/2016 to 10/31/2016)
Class I
Actual(2)(3)	$1,000.00	$1,016.60	$17.95
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,007.34	$17.86

Class K
Actual(2)(3)	$1,000.00	$1,017.60	$17.45
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,007.84	$17.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period of 3.54% and 3.44% for Class I and Class K, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2016 of 1.66% and 1.76% for Class I and Class K, respectively.
(3)	Excluding dividends on short positions and interest expense, your actual cost of investing in Class I and Class K would be $11.40 and $10.90, respectively.
(4)	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in Class I and Class K would be $11.39 and $10.89, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments
October 31, 2016

	Shares	Value
LONG COMMON STOCKS – 48.40%

Aerospace & Defense – 0.56%
B/E Aerospace, Inc.	17	$1,012
Bombardier, Inc., Class B (a)(b)	808	1,072
Curtiss-Wright Corporation	7	627
Esterline Technologies Corporation (a)	5	367
General Dynamics Corporation	13	1,960
Honeywell International, Inc.	50	5,484
Huntington Ingalls Industries, Inc.	1	161
KLX, Inc. (a)	9	310
L-3 Communications Holdings, Inc.	26	3,561
Leonardo – Finmeccanica SpA (a)(b)	289	3,519
Lockheed Martin Corporation	2	493
Northrop Grumman Corporation	2	458
Orbital ATK, Inc.	28	2,082
Raytheon Company	4	547
Rockwell Collins, Inc.	6	506
Teledyne Technologies, Inc. (a)	5	538
Textron, Inc.	92	3,687
TransDigm Group, Inc.	2	545
Triumph Group, Inc.	62	1,469
United Technologies Corporation	13	1,329
		29,727
Air Freight & Logistics – 0.33%
Air Transport Services Group, Inc. (a)	61	807
C.H. Robinson Worldwide, Inc.	8	545
FedEx Corporation	68	11,854
United Parcel Service, Inc., Class B	3	323
XPO Logistics, Inc. (a)	116	3,820
		17,349
Airlines – 0.52%
Alaska Air Group, Inc.	67	4,839
Delta Air Lines, Inc.	355	14,828
JetBlue Airways Corporation (a)	231	4,038
Southwest Airlines Company	83	3,324
United Continental Holdings, Inc. (a)	10	562
		27,591
Auto Components – 0.23%
Adient plc (a)	7	299
BorgWarner, Inc.	15	538

The accompanying notes are an integral part of these financial statements.

.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Auto Components – 0.23% (Continued)
Dana Holding Corporation	25	$387
Delphi Automotive plc (b)	7	455
Gentex Corporation	4	68
The Goodyear Tire & Rubber Company	16	464
Johnson Controls International plc (b)	71	2,863
Lear Corporation	44	5,402
Tenneco, Inc. (a)	34	1,872
		12,348
Automobiles – 0.16%
Ford Motor Company	4	47
General Motors Company	16	506
Harley-Davidson, Inc.	125	7,128
Thor Industries, Inc.	8	634
		8,315
Banks – 1.13%
Associated Banc-Corporation	26	528
BancorpSouth, Inc.	15	352
Bank of America Corporation	213	3,515
Bank of Hawaii Corporation	7	526
Bank of the Ozarks, Inc.	19	702
BB&T Corporation	14	549
Boston Private Financial Holdings, Inc.	360	4,734
Cathay General Bancorp	13	389
Chemical Financial Corporation	12	515
CIT Group, Inc.	244	8,865
Citigroup, Inc.	191	9,388
Citizens Financial Group, Inc.	21	553
Comerica, Inc.	11	573
Commerce Bancshares, Inc.	14	697
Cullen/Frost Bankers, Inc.	10	760
East West Bancorp, Inc.	25	988
Fifth Third Bancorp	26	566
First Horizon National Corporation	40	616
FNB Corporation	36	471
Fulton Financial Corporation	30	447
Hancock Holding Company	13	436
Huntington Bancshares, Inc.	54	572
International Bancshares Corporation	10	309
Intesa Sanpaolo SpA (b)	850	1,971
JPMorgan Chase & Company	128	8,865

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Banks – 1.13% (Continued)
KeyCorp	43	$607
M&T Bank Corporation	5	614
MB Financial, Inc.	12	437
PacWest Bancorp	20	868
People’s United Financial, Inc.	33	536
The PNC Financial Services Group, Inc.	6	574
PrivateBancorp, Inc.	13	588
Prosperity Bancshares, Inc.	11	610
Regions Financial Corporation	53	568
Signature Bank (a)	9	1,085
SunTrust Banks, Inc.	12	543
SVB Financial Group (a)	9	1,100
Synovus Financial Corporation	20	661
TCF Financial Corporation	27	386
Trustmark Corporation	11	304
Umpqua Holdings Corporation	38	581
Valley National Bancorp	42	414
Webster Financial Corporation	16	646
Wells Fargo & Company	12	552
Zions Bancorporation	17	548
		60,109
Beverages – 0.95%
Anheuser-Busch InBev SA/NV (b)	267	30,644
The Boston Beer Company, Inc., Class A (a)	2	311
Brown-Forman Corporation, Class B	11	508
Constellation Brands, Inc., Class A	3	501
Dr Pepper Snapple Group, Inc.	6	527
Molson Coors Brewing Company, Class B	163	16,921
Monster Beverage Corporation (a)	4	577
PepsiCo, Inc.	5	536
		50,525
Biotechnology – 1.20%
AbbVie, Inc.	1	56
ACADIA Pharmaceuticals, Inc. (a)	30	699
Acceleron Pharma, Inc. (a)	28	785
Adaptimmune Therapeutics plc – ADR (a)	180	783
ADMA Biologics, Inc. (a)	212	1,183
Advaxis, Inc. (a)	70	566
Agenus, Inc. (a)	158	627
Alder Biopharmaceuticals, Inc. (a)	41	994

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Biotechnology – 1.20% (Continued)
Aldeyra Therapeutics, Inc. (a)	116	$615
Alexion Pharmaceuticals, Inc. (a)	4	522
Alkermes plc (a)(b)	22	1,109
Amicus Therapeutics, Inc. (a)	18	124
Anthera Pharmaceuticals, Inc. (a)	106	233
Array BioPharma, Inc. (a)	229	1,305
Bellicum Pharmaceuticals, Inc. (a)	30	497
Biogen, Inc. (a)	6	1,681
BioMarin Pharmaceutical, Inc. (a)	45	3,623
Catalyst Pharmaceuticals, Inc. (a)	123	129
Celgene Corporation (a)	49	5,007
CoLucid Pharmaceuticals, Inc. (a)	79	2,402
Curis, Inc. (a)	225	585
Cytokinetics, Inc. (a)	8	78
Eiger BioPharmaceuticals, Inc. (a)	3	34
Enanta Pharmaceuticals, Inc. (a)	36	847
Exact Sciences Corporation (a)	30	467
Exelixis, Inc. (a)	18	191
Five Prime Therapeutics, Inc. (a)	49	2,378
Galapagos NV – ADR (a)	30	1,819
Geron Corporation (a)	36	67
Gilead Sciences, Inc.	29	2,135
Immunomedics, Inc. (a)	180	414
Incyte Corporation (a)	45	3,914
Insys Therapeutics, Inc. (a)	38	411
Intercept Pharmaceuticals, Inc. (a)	3	371
Ionis Pharmaceuticals, Inc. (a)	18	468
Ironwood Pharmaceuticals, Inc. (a)	174	2,222
Keryx Biopharmaceuticals, Inc. (a)	116	523
Merrimack Pharmaceuticals, Inc. (a)	106	553
Neurocrine Biosciences, Inc. (a)	56	2,451
Ophthotech Corporation (a)	10	358
Priobiodrug AG (a)(b)	15	313
Prothena Corporation plc (a)(b)	3	143
Regeneron Pharmaceuticals, Inc. (a)	1	345
Rigel Pharmaceuticals, Inc. (a)	128	333
Sangamo BioSciences, Inc. (a)	145	515
Sarepta Therapeutics, Inc. (a)	2	78
Seattle Genetics, Inc. (a)	21	1,086
Shire plc – ADR	24	4,047
Sunesis Pharmaceuticals, Inc. (a)	6	22

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Biotechnology – 1.20% (Continued)
Syros Pharmaceuticals, Inc. (a)	158	$2,147
T2 Biosystems, Inc. (a)	44	278
TESARO, Inc. (a)	24	2,901
TG Therapeutics, Inc. (a)	54	289
Tracon Pharmaceuticals, Inc. (a)	5	28
Trovagene, Inc. (a)	82	283
Ultragenyx Pharmaceutical, Inc. (a)	39	2,301
uniQure NV (a)(b)	15	102
United Therapeutics Corporation (a)	7	840
Vanda Pharmaceuticals, Inc. (a)	43	639
Vertex Pharmaceuticals, Inc. (a)	45	3,414
Xenon Pharmaceuticals, Inc. (a)(b)	55	418
		63,748
Building Products – 0.15%
A.O. Smith Corporation	26	1,175
Allegion plc (b)	7	447
Builders FirstSource, Inc. (a)	93	899
Fortune Brands Home & Security, Inc.	9	492
Lennox International, Inc.	7	1,021
Masco Corporation	122	3,767
		7,801
Capital Markets – 0.36%
Affiliated Managers Group, Inc. (a)	4	531
Ameriprise Financial, Inc.	5	442
The Bank New York Mellon Corporation	13	563
BlackRock, Inc.	1	341
The Charles Schwab Corporation	17	539
Donnelley Financial Solutions, Inc. (a)	1	11
E*Trade Financial Corporation (a)	18	507
Eaton Vance Corporation	18	631
Federated Investors, Inc., Class B	16	432
Franklin Resources, Inc.	14	471
The Goldman Sachs Group, Inc.	3	535
Invesco Ltd. (b)	17	478
Janus Capital Group, Inc.	25	320
Legg Mason, Inc.	256	7,352
Morgan Stanley	20	671
Northern Trust Corporation	8	579
Raymond James Financial, Inc.	22	1,323
S&P Global, Inc.	4	487

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Capital Markets – 0.36% (Continued)
SEI Investments Company	25	$1,108
State Street Corporation	7	491
Stifel Financial Corporation (a)	11	431
T. Rowe Price Group, Inc.	8	512
Waddell & Reed Financial, Inc., Class A	14	220
WisdomTree Investments, Inc.	20	172
		19,147
Chemicals – 0.73%
AdvanSix, Inc. (a)	1	15
Air Products & Chemicals, Inc.	4	534
Albemarle Corporation	6	501
Ashland Global Holdings, Inc.	11	1,229
CF Industries Holdings, Inc.	21	504
The Dow Chemical Company	10	538
E.I. Du Pont de Nemors & Company	8	550
Eastman Chemical Company	1	72
Ecolab, Inc.	4	457
FMC Corporation	11	516
GCP Applied Technologies, Inc. (a)	34	879
International Flavors & Fragrances, Inc.	4	523
LyondellBasell Industries NV, Class A (b)	6	477
Minerals Technologies, Inc.	6	403
Monsanto Company	5	504
The Mosaic Company	3	71
NewMarket Corporation	2	802
Olin Corporation	28	614
Orion Engineered Carbons SA (b)	626	11,738
PolyOne Corporation	14	409
PPG Industries, Inc.	76	7,078
Praxair, Inc.	4	468
RPM International, Inc.	44	2,092
The Scotts Miracle-Gro Company, Class A	10	881
Sensient Technologies Corporation	8	596
The Sherwin-Williams Company	2	490
The Valspar Corporation	13	1,295
W.R. Grace and Company	68	4,553
		38,789
Commercial Services & Supplies – 0.10%
Cintas Corporation	4	427
Clean Harbors, Inc. (a)	9	426

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Commercial Services & Supplies – 0.10% (Continued)
Copart, Inc. (a)	17	$892
Deluxe Corporation	8	490
Herman Miller, Inc.	10	278
HNI Corporation	7	285
LSC Communications, Inc. (a)	1	12
MSA Safety, Inc.	5	291
Pitney Bowes, Inc.	29	517
Republic Services, Inc.	10	526
Rollins, Inc.	16	493
Stericycle, Inc. (a)	6	480
Waste Management, Inc.	1	66
		5,183
Communications Equipment – 0.33%
ARRIS International plc (a)(b)	33	917
Brocade Communications Systems, Inc.	69	731
Ciena Corporation (a)	654	12,674
Cisco Systems, Inc.	17	522
F5 Networks, Inc. (a)	4	553
Harris Corporation	6	535
InterDigital, Inc.	6	424
Motorola Solutions, Inc.	7	508
NetScout Systems, Inc. (a)	15	412
Plantronics, Inc.	6	310
ViaSat, Inc. (a)	1	71
		17,657
Construction & Engineering – 0.08%
AECOM (a)	26	724
Dycom Industries, Inc. (a)	5	385
EMCOR Group, Inc.	10	605
Fluor Corporation	10	520
Granite Construction, Inc.	7	344
Jacobs Engineering Group, Inc. (a)	10	516
KBR, Inc.	24	355
Quanta Services, Inc. (a)	19	546
Valmont Industries, Inc.	4	512
		4,507
Construction Materials – 0.09%
Eagle Materials, Inc.	8	648
Vulcan Materials Company	35	3,962
		4,610

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Consumer Finance – 0.11%
American Express Company	8	$532
Capital One Financial Corporation	7	518
Discover Financial Services	9	507
Navient Corporation	37	473
OneMain Holdings, Inc. (a)	89	2,522
SLM Corporation (a)	74	522
Synchrony Financial	19	543
		5,617
Containers & Packaging – 0.34%
AptarGroup, Inc.	11	786
Avery Dennison Corporation	7	489
Ball Corporation	6	462
Bemis Company, Inc.	4	195
Berry Plastics Group, Inc. (a)	135	5,906
Graphic Packaging Holding Company	448	5,600
Greif, Inc., Class A	4	187
International Paper Company	11	495
Owens-Illinois, Inc. (a)	29	560
Packaging Corporation of America	16	1,320
Sealed Air Corporation	1	46
Silgan Holdings, Inc.	7	357
Sonoco Products Company	17	855
WestRock Company	11	508
		17,766
Distributors – 0.02%
LKQ Corporation (a)	15	484
Pool Corporation	7	648
		1,132
Diversified Consumer Services – 0.03%
DeVry Education Group, Inc.	10	227
Graham Holdings Company, Class B	1	475
H&R Block, Inc.	2	46
Service Corporation International	32	819
Sotheby’s	8	287
		1,854
Diversified Financial Services – 0.13%
Berkshire Hathaway, Inc., Class B (a)	3	433
CBOE Holdings, Inc.	14	885
CME Group, Inc.	5	500

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Diversified Financial Services – 0.13% (Continued)
Factset Research Systems, Inc.	7	$1,083
Intercontinental Exchange, Inc.	2	541
Leucadia National Corporation	28	523
MarketAxess Holdings, Inc.	6	904
MSCI, Inc.	16	1,283
Nasdaq, Inc.	8	512
		6,664
Diversified Telecommunication Services – 0.23%
AT&T, Inc.	95	3,495
CenturyLink, Inc.	19	505
Frontier Communications Corporation	126	506
Level 3 Communications, Inc. (a)	11	618
SBA Communications Corporation, Class A (a)	33	3,738
Verizon Communications, Inc.	10	481
Zayo Group Holdings, Inc. (a)	93	2,993
		12,336
Electric Utilities – 1.91%
American Electrical Power Company, Inc.	8	519
Duke Energy Corporation	1	80
Edison International	150	11,022
Emera, Inc. (b)	99	3,453
Entergy Corporation	7	516
Eversource Energy	263	14,481
Exelon Corporation	358	12,197
FirstEnergy Corporation	196	6,721
Great Plains Energy, Inc.	334	9,499
Hawaiian Electric Industries, Inc.	1	29
Iberdrola SA (b)	60	408
IDACORP, Inc.	9	706
NextEra Energy, Inc.	70	8,960
OGE Energy Corporation	34	1,055
PG&E Corporation	192	11,927
Pinnacle West Capital Corporation	7	533
PNM Resources, Inc.	92	3,022
PPL Corporation	244	8,379
The Southern Company	10	516
Westar Energy, Inc.	114	6,534
Xcel Energy, Inc.	13	540
		101,097

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Electrical Equipment – 0.17%
Acuity Brands, Inc.	2	$447
AMETEK, Inc.	119	5,248
Eaton Corporation plc (b)	18	1,148
EnerSys	7	456
Hubbell, Inc.	9	940
Regal Beloit Corporation	1	59
Rockwell Automation, Inc.	4	479
		8,777
Electronic Equipment, Instruments & Components – 0.23%
Amphenol Corporation, Class A	8	527
Arrow Electronics, Inc. (a)	16	978
Avnet, Inc.	22	923
Belden, Inc.	7	454
Cognex Corporation	14	722
Corning, Inc.	22	500
FLIR Systems, Inc.	17	560
Ingram Micro, Inc., Class A	26	967
IPG Photonics Corporation (a)	6	582
Jabil Circuit, Inc.	28	597
Keysight Technologies, Inc. (a)	29	951
Knowles Corporation (a)	15	224
National Instruments Corporation	20	562
SYNNEX Corporation	5	513
TE Connectivity Ltd. (b)	8	503
Tech Data Corporation (a)	6	462
Trimble Navigation Ltd. (a)	43	1,189
VeriFone Systems, Inc. (a)	19	294
Vishay Intertechnology, Inc.	23	324
Zebra Technologies Corporation, Class A (a)	9	593
		12,425
Energy Equipment & Services – 0.19%
Baker Hughes, Inc.	10	554
Diamond Offshore Drilling, Inc.	11	181
Dril-Quip, Inc. (a)	6	285
Ensco plc, Class A (b)	52	407
FMC Technologies, Inc. (a)	18	581
Halliburton Company	12	552
Helmerich & Payne, Inc.	8	505
Nabors Industries Ltd. (b)	47	559
National Oilwell Varco, Inc.	15	482

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Energy Equipment & Services – 0.19% (Continued)
Noble Corporation plc (b)	42	$207
Oceaneering International, Inc.	17	405
Oil States International, Inc. (a)	9	263
Patterson UTI Energy, Inc.	25	562
Rowan Companies plc, Class A (b)	22	292
Schlumberger Ltd. (b)	46	3,599
Superior Energy Services, Inc.	26	368
Transocean Ltd. (a)(b)	53	509
		10,311
Food & Staples Retailing – 0.06%
Casey’s General Stores, Inc.	7	791
CVS Health Corporation	1	84
Kroger Company	18	558
Sprouts Farmers Market, Inc. (a)	1	22
Sysco Corporation	11	529
United Natural Foods, Inc. (a)	8	334
Walgreens Boots Alliance, Inc.	6	496
Whole Foods Market, Inc.	19	538
		3,352
Food Products – 1.33%
Archer-Daniels-Midland Company	12	523
Bunge Ltd. (b)	65	4,031
Campbell Soup Company	2	109
ConAgra Foods, Inc.	11	530
Dean Foods Company	15	274
Flowers Foods, Inc.	2	31
General Mills, Inc.	8	496
The Hain Celestial Group, Inc. (a)	18	655
The Hershey Company	218	22,336
Hormel Foods Corporation	113	4,350
Ingredion, Inc.	12	1,574
The JM Smucker Company	4	525
Kellogg Company	7	526
The Kraft Heinz Company	6	534
Lancaster Colony Corporation	3	392
McCormick & Company, Inc.	5	479
Mead Johnson Nutrition Company	28	2,094
Mondelez International, Inc., Class A	225	10,111
Pilgrim’s Pride Corporation	65	1,420
Pinnacle Foods, Inc.	302	15,529

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Food Products – 1.33% (Continued)
Post Holdings, Inc. (a)	11	$838
Snyder’s-Lance, Inc.	13	462
Tootsie Roll Industries, Inc.	3	106
TreeHouse Foods, Inc. (a)	10	875
The WhiteWave Foods Company (a)	30	1,635
		70,435
Gas Utilities – 0.19%
Atmos Energy Corporation	78	5,802
National Fuel Gas Company	14	733
New Jersey Resources Corporation	15	509
ONE Gas, Inc.	9	552
Southwest Gas Corporation	8	580
UGI Corporation	30	1,389
WGL Holdings, Inc.	9	568
		10,133
Health Care Equipment & Supplies – 1.01%
Abbott Laboratories	21	824
ABIOMED, Inc. (a)	63	6,614
Align Technology, Inc. (a)	12	1,031
AtriCure, Inc. (a)	65	1,186
Baxter International, Inc.	11	523
Boston Scientific Corporation (a)	139	3,058
C.R. Bard, Inc.	8	1,733
Cardiovascular Systems, Inc. (a)	27	633
Cerus Corporation (a)	36	173
The Cooper Companies, Inc.	15	2,641
Danaher Corporation	7	550
DENTSPLY SIRONA, Inc.	9	518
DexCom, Inc. (a)	72	5,633
Edwards Lifesciences Corporation (a)	39	3,714
GenMark Diagnostics, Inc. (a)	124	1,323
Halyard Health, Inc. (a)	8	259
Hill-Rom Holdings, Inc.	10	554
IDEXX Laboratories, Inc. (a)	27	2,893
Intuitive Surgical, Inc. (a)	1	672
K2M Group Holdings, Inc. (a)	161	2,748
LivaNova plc (a)(b)	9	510
Mazor Robotics Ltd. – ADR (a)	18	414
Medtronic plc (b)	6	492
Nevro Corporation (a)	10	919
Novadaq Technologies, Inc. (a)(b)	24	267

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Health Care Equipment & Supplies – 1.01% (Continued)
NuVasive, Inc. (a)	35	$2,090
NxStage Medical, Inc. (a)	186	4,230
ResMed, Inc.	24	1,434
Roka Bioscience, Inc. (a)	9	42
The Spectranetics Corporation (a)	18	391
St. Jude Medical, Inc.	6	467
STAAR Surgical Company (a)	71	600
STERIS plc (b)	2	134
Stryker Corporation	5	577
Teleflex, Inc.	8	1,145
Varian Medical Systems, Inc. (a)	5	454
West Pharmaceutical Services, Inc.	12	912
Wright Medical Group NV (a)(b)	24	526
Zimmer Biomet Holdings, Inc.	4	422
		53,306
Health Care Providers & Services – 0.28%
Aetna, Inc.	4	429
AmerisourceBergen Corporation	1	70
AmSurg Corporation (a)	9	538
Cardinal Health, Inc.	1	69
Centene Corporation (a)	8	500
Cigna Corporation	4	475
Community Health Systems, Inc. (a)	19	100
DaVita HealthCare Partners, Inc. (a)	8	469
Express Scripts Holding Company (a)	1	67
HCA Holdings, Inc. (a)	1	77
Henry Schein, Inc. (a)	3	448
Humana, Inc.	15	2,573
Laboratory Corporation of America Holdings (a)	4	501
LifePoint Health, Inc. (a)	7	419
MEDNAX, Inc. (a)	16	980
Molina Healthcare, Inc. (a)	16	871
Owens & Minor, Inc.	11	357
Patterson Companies, Inc.	12	512
Quest Diagnostics, Inc.	6	489
Tenet Healthcare Corporation (a)	14	276
UnitedHealth Group, Inc.	18	2,544
Universal Health Services, Inc., Class B	6	724
VCA, Inc. (a)	8	492
WellCare Health Plans, Inc. (a)	8	908
		14,888

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Health Care Technology – 0.03%
Allscripts Healthcare Solutions, Inc. (a)	32	$384
Cerner Corporation (a)	8	469
HMS Holdings Corporation (a)	27	569
		1,422
Hotels, Restaurants & Leisure -1.92%
Aramark	164	6,106
Brinker International, Inc.	9	443
Buffalo Wild Wings, Inc. (a)	3	437
Carnival Corporation (b)	11	540
The Cheesecake Factory, Inc.	8	426
Chipotle Mexican Grill, Inc. (a)	1	361
Churchill Downs, Inc.	2	272
Cracker Barrel Old Country Store, Inc.	4	552
Darden Restaurants, Inc.	173	11,209
Domino’s Pizza, Inc.	143	24,201
The Habitat Restaurants, Inc., Class A (a)	14	198
Imperial Pacific International Holdings Ltd. (a)(b)	52,514	905
International Speedway Corporation, Class A	4	132
Jack in the Box, Inc.	190	17,809
Marriott International, Inc., Class A	95	6,499
McDonald’s Corporation	50	5,628
MGM Resorts International (a)	224	5,862
Panera Bread Company, Class A (a)	7	1,335
Papa John’s International, Inc.	63	4,753
Royal Caribbean Cruises Ltd. (b)	7	538
Shake Shack, Inc., Class A (a)	51	1,626
Sonic Corporation	17	389
Starbucks Corporation	1	53
Texas Roadhouse, Inc.	11	446
The Wendy’s Company	864	9,366
Wyndham Worldwide Corporation	8	527
Wynn Resorts Ltd.	5	473
Yum! Brands, Inc.	6	518
		101,604
Household Durables – 0.42%
CalAtlantic Group, Inc.	13	420
D.R. Horton, Inc.	76	2,191
Garmin Ltd. (b)	11	532
Helen of Troy Ltd. (a)(b)	5	407
KB Home	1	15

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Household Durables – 0.42% (Continued)
Leggett & Platt, Inc.	12	$551
Lennar Corporation, Class A	187	7,796
Mohawk Industries, Inc. (a)	18	3,317
Newell Brands, Inc.	10	480
NVR, Inc. (a)	1	1,523
PulteGroup, Inc.	25	465
Tempur Sealy International, Inc. (a)	9	487
Toll Brothers, Inc. (a)	61	1,674
TRI Pointe Group, Inc. (a)	25	271
Tupperware Brands Corporation	7	417
Whirlpool Corporation	3	449
William Lyon Homes, Class A (a)	63	1,125
		22,120
Household Products – 0.65%
Church & Dwight Company, Inc.	11	531
Colgate-Palmolive Company	163	11,632
Energizer Holdings, Inc.	11	512
The Procter & Gamble Company	248	21,526
		34,201
Independent Power & Renewable Electricity Producers – 0.20%
The AES Corporation	42	494
Dynegy, Inc. (a)	150	1,597
NextEra Energy Partners LP	190	5,197
NRG Energy, Inc.	284	3,019
Talen Energy Corporation (a)	14	195
		10,502
Industrial Conglomerates – 0.07%
Carlisle Companies, Inc.	11	1,153
General Electric Company	2	58
Roper Technologies, Inc.	3	520
Siemens AG, Reg (b)	19	2,159
		3,890
Insurance – 1.47%
Aflac, Inc.	7	482
Alleghany Corporation (a)	3	1,549
Allied World Assurance Company Holdings AG (b)	170	7,307
Allstate Corporation	8	543
American Financial Group, Inc.	12	894
American International Group, Inc.	9	555
Aon plc (b)	5	554

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Insurance – 1.47% (Continued)
Arch Capital Group Ltd. (a)(b)	198	$15,438
Arthur J. Gallagher & Company	10	482
Aspen Insurance Holdings Ltd. (b)	10	483
Assurant, Inc.	6	483
Brown & Brown, Inc.	20	737
Chubb Ltd. (b)	4	508
Cincinnati Financial Corporation	7	496
CNO Financial Group, Inc.	30	452
Endurance Specialty Holdings Ltd. (b)	11	1,011
Everest Re Group Ltd. (b)	7	1,425
First American Financial Corporation	18	703
Genworth Financial, Inc. (a)	86	356
The Hartford Financial Services Group, Inc.	12	529
Intact Financial Corporation (b)	42	2,855
Kemper Corporation	7	263
Lincoln National Corporation	11	540
Loews Corporation	13	559
Marsh & McLennan Companies, Inc.	68	4,311
Mercury General Corporation	5	272
MetLife, Inc.	132	6,199
Old Republic International Corporation	42	708
Primerica, Inc.	8	438
Principal Financial Group, Inc.	10	546
The Progressive Corporation	377	11,879
Prudential Financial, Inc.	7	594
Reinsurance Group America, Inc.	11	1,187
RenaissanceRe Holdings Ltd. (b)	29	3,604
Torchmark Corporation	8	507
The Travelers Companies, Inc.	5	541
Unum Group	15	531
W.R. Berkley Corporation	16	914
Willis Towers Watson plc (b)	22	2,770
XL Group Ltd. (b)	106	3,678
		77,883
Internet & Catalog Retail – 0.16%
Amazon.com, Inc. (a)	8	6,319
Expedia, Inc.	5	646
HSN, Inc.	5	188
Netflix, Inc. (a)	5	624
TripAdvisor, Inc. (a)	8	516
		8,293

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Internet & Direct Marketing Retail – 0.07%
Duluth Holdings, Inc., Class B (a)	129	$3,502

Internet Software & Services – 0.97%
Akamai Technologies, Inc. (a)	10	695
Alibaba Group Holding Ltd. – ADR (a)	45	4,576
Alphabet, Inc., Class A (a)	27	21,867
comScore, Inc. (a)	8	230
Cornerstone OnDemand, Inc. (a)	53	2,189
eBay, Inc. (a)	16	456
Facebook, Inc., Class A (a)	51	6,681
GoDaddy, Inc., Class A (a)	99	3,543
j2 Global, Inc.	8	569
Mimecast Ltd. (a)(b)	149	3,016
Pandora Media, Inc. (a)	166	1,881
Rackspace Hosting, Inc. (a)	18	575
VeriSign, Inc. (a)	7	588
WebMD Health Corporation (a)	78	3,832
Yahoo!, Inc. (a)	12	499
		51,197
IT Services – 0.97%
Accenture plc, Class A (b)	121	14,065
Acxiom Corporation (a)	13	306
Alliance Data Systems Corporation (a)	2	409
Automatic Data Processing, Inc.	6	522
Booz Allen Hamilton Holding Corporation	164	4,997
Broadridge Financial Solutions, Inc.	20	1,293
CACI International, Inc., Class A (a)	25	2,446
Cognizant Technology Solutions Corporation, Class A (a)	168	8,627
Computer Sciences Corporation	24	1,307
Convergys Corporation	15	438
CoreLogic, Inc. (a)	15	638
CSRA, Inc.	20	502
DST Systems, Inc.	5	481
Fidelity National Information Services, Inc.	7	517
Fiserv, Inc. (a)	5	492
Gartner, Inc. (a)	14	1,205
Global Payments, Inc.	55	3,989
Jack Henry & Associates, Inc.	13	1,053
Leidos Holdings, Inc.	26	1,081
MasterCard, Inc., Class A	5	535
MAXIMUS, Inc.	11	573

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
IT Services – 0.97% (Continued)
Neustar, Inc., Class A (a)	9	$202
Paychex, Inc.	9	497
PayPal Holdings, Inc. (a)	47	1,958
Teradata Corporation (a)	18	485
Total System Services, Inc.	11	549
Visa, Inc., Class A	6	495
The Western Union Company	25	502
WEX, Inc. (a)	7	764
Xerox Corporation	52	508
		51,436
Leisure Products – 0.95%
Brunswick Corporation	288	12,528
Callaway Golf Company	883	9,015
Hasbro, Inc.	6	501
Mattel, Inc.	299	9,428
Performance Sports Group Ltd. (a)(b)(e)	1,999	3,398
Polaris Industries, Inc.	45	3,447
Vista Outdoor, Inc. (a)	304	11,756
		50,073
Life Sciences Tools & Services – 0.18%
Agilent Technologies, Inc.	62	2,702
Bio-Rad Laboratories, Inc., Class A (a)	4	632
Bio-Techne Corporation	6	624
Charles River Laboratories International, Inc. (a)	8	607
Fluidigm Corporation (a)	108	500
Illumina, Inc. (a)	3	409
Mettler-Toledo International, Inc. (a)	1	404
NanoString Technologies, Inc. (a)	54	1,050
Pacific Biosciences of California, Inc. (a)	194	1,649
PAREXEL International Corporation (a)	9	524
PerkinElmer, Inc.	9	458
		9,559
Machinery – 1.01%
AGCO Corporation	12	613
Atlas Copco AB, Class A (b)	27	791
Caterpillar, Inc.	66	5,508
CLARCOR, Inc.	8	498
Colfax Corporation (a)	136	4,324
Crane Company	9	612

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Machinery – 1.01% (Continued)
Cummins, Inc.	4	$511
Deere & Company	37	3,267
Donaldson Company, Inc.	23	840
Flowserve Corporation	32	1,355
Fortive Corporation	10	511
Graco, Inc.	9	674
IDEX Corporation	13	1,124
Ingersoll-Rand plc (b)	27	1,817
ITT, Inc.	15	528
Joy Global, Inc.	17	473
Kennametal, Inc.	159	4,501
Lincoln Electric Holdings, Inc.	11	724
Nordson Corporation	9	901
Oshkosh Corporation	13	696
PACCAR, Inc.	1	55
Parker-Hannifin Corporation	15	1,841
Snap-on, Inc.	4	617
Stanley Black & Decker, Inc.	4	455
Terex Corporation	18	430
The Timken Company	1	33
The Toro Company	18	862
Trinity Industries, Inc.	26	555
WABCO Holdings, Inc. (a)	24	2,363
Wabtec Corporation	203	15,694
Woodward, Inc.	1	59
Xylem, Inc.	10	483
		53,715
Marine – 0.15%
AP Moeller – Maersk A/S, Class B (b)	5	7,669
Kirby Corporation (a)	9	531
		8,200
Media – 0.33%
AMC Networks, Inc., Class A (a)	10	489
Cable One, Inc.	1	577
CBS Corporation, Class B	10	566
Charter Communications, Inc., Class A (a)	2	500
Cinemark Holdings, Inc.	18	716
Comcast Corporation, Class A	62	3,833
Discovery Communications, Class A (a)	19	496
DISH Network Corporation, Class A (a)	45	2,635

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Media – 0.33% (Continued)
The Interpublic Group of Companies, Inc.	23	$515
John Wiley & Sons, Inc., Class A	8	413
Live Nation Entertainment, Inc. (a)	23	636
Meredith Corporation	7	318
The New York Times Company, Class A	22	240
News Corporation, Class A	37	448
Omnicom Group, Inc.	6	479
Scripps Networks Interactive, Inc., Class A	8	515
TEGNA, Inc.	24	471
Time Warner, Inc.	7	623
Time, Inc.	16	208
Twenty-First Century Fox, Inc., Class A	21	552
Viacom, Inc., Class B	14	526
The Walt Disney Company	19	1,761
		17,517
Metals & Mining – 0.18%
Alcoa, Inc.	17	488
Allegheny Technologies, Inc.	18	246
Carpenter Technology Corporation	8	253
Commercial Metals Company	19	298
Compass Minerals International, Inc.	6	431
Freeport-McMoRan, Inc. (a)	49	548
Newmont Mining Corporation	14	519
Nucor Corporation	11	537
Reliance Steel & Aluminum Company	12	825
Royal Gold, Inc.	11	757
Steel Dynamics, Inc.	142	3,899
United States Steel Corporation	28	542
Worthington Industries, Inc.	8	376
		9,719
Multiline Retail – 0.55%
Big Lots, Inc.	8	347
Dollar General Corporation	2	138
Dollar Tree, Inc. (a)	325	24,554
J.C. Penny Company, Inc. (a)	51	438
Kohl’s Corporation	12	525
Macy’s, Inc.	14	511
Nordstrom, Inc.	10	520
Target Corporation	32	2,199
		29,232

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Multi-Utilities – 0.94%
Ameren Corporation	101	$5,045
Black Hills Corporation	9	557
CenterPoint Energy, Inc.	23	524
CMS Energy Corporation	13	548
Consolidated Edison, Inc.	1	76
Dominion Resources, Inc.	1	75
DTE Energy Company	51	4,896
MDU Resources Group, Inc.	33	865
National Grid plc – ADR	81	5,299
NiSource, Inc.	22	512
NorthWestern Corporation	8	460
Public Service Enterprise Group, Inc.	2	84
RWE AG (a)(b)	891	14,175
SCANA Corporation	7	514
Sempra Energy	71	7,604
Vectren Corporation	14	704
WEC Energy Group, Inc.	129	7,704
		49,642
Oil, Gas & Consumable Fuels – 4.89%
Anadarko Petroleum Corporation	191	11,353
Ardmore Shipping Corporation (b)	198	1,158
Cabot Oil & Gas Corporation	21	438
Callon Petroleum Company (a)	639	8,301
Carrizo Oil & Gas, Inc. (a)	180	6,089
Cheniere Energy, Inc. (a)	85	3,205
Chesapeake Energy Corporation (a)	82	452
Chevron Corporation	5	524
Cimarex Energy Company	84	10,847
Concho Resources, Inc. (a)	87	11,044
ConocoPhillips	12	521
CONSOL Energy, Inc.	28	475
Continental Resources, Inc. (a)	314	15,358
Denbury Resources, Inc. (a)	68	163
Devon Energy Corporation	93	3,524
Dominion Midstream Partners LP	31	732
Dorian LPG Ltd. (a)(b)	63	355
Enable Midstream Partners LP	270	3,974
Energen Corporation	17	852
Energy Transfer Equity LP	273	4,076
Energy Transfer Partners LP	190	6,646

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Oil, Gas & Consumable Fuels – 4.89% (Continued)
Enterprise Products Partners LP	233	$5,881
EOG Resources, Inc.	59	5,335
Euronav NV (b)	172	1,350
Extraction Oil & Gas, Inc. (a)	471	10,061
Exxon Mobil Corporation	6	500
Golar LNG Ltd. (b)	111	2,430
Gulfport Energy Corporation (a)	94	2,266
Hess Corporation	2	96
HollyFrontier Corporation	30	749
Kinder Morgan, Inc.	1,036	21,165
Laredo Petroleum, Inc. (a)	270	3,218
Marathon Petroleum Corporation	13	567
MPLX LP	41	1,395
Murphy Oil Corporation	17	440
Newfield Exploration Company (a)	314	12,745
Noble Energy, Inc.	15	517
Oasis Petroleum, Inc. (a)	1,349	14,151
Occidental Petroleum Corporation	7	510
ONEOK, Inc.	10	484
Pembina Pipeline Corporation (b)	122	3,748
Phillips 66	6	487
Pioneer Natural Resources Company	3	537
Plains All American Pipeline LP	52	1,579
QEP Resources, Inc.	407	6,540
Range Resources Corporation	344	11,624
Rice Energy, Inc. (a)	541	11,951
RSP Permian, Inc. (a)	146	5,271
Scorpio Tankers, Inc. (b)	67	257
SemGroup Corporation, Class A	44	1,419
Shell Midstream Partners LP	66	1,791
SM Energy Company	161	5,414
Southwestern Energy Company (a)	452	4,696
Spectra Energy Corporation	129	5,393
Sunoco Logistics Partners LP	294	7,538
Targa Resources Corporation	78	3,424
Teekay Tankers Ltd., Class A (b)	626	1,333
Tesoro Corporation	7	595
Tesoro Logistics LP	169	8,068
Valero Energy Corporation	10	592
Western Gas Partners LP	13	717
Western Refining, Inc.	14	404

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Oil, Gas & Consumable Fuels – 4.89% (Continued)
The Williams Companies. Inc.	47	$1,372
World Fuel Services Corporation	12	483
WPX Energy, Inc. (a)	11	119
		259,299
Paper & Forest Products – 0.07%
Domtar Corporation	11	395
Louisiana-Pacific Corporation (a)	194	3,560
		3,955
Personal Products – 0.04%
Avon Products, Inc.	75	491
Coty, Inc., Class A (a)	22	506
Edgewell Personal Care Company (a)	10	754
The Estee Lauder Companies, Inc., Class A	2	174
		1,925
Pharmaceuticals – 0.52%
Aerie Pharmaceuticals, Inc. (a)	97	3,225
Akorn, Inc. (a)	16	383
Alimera Sciences, Inc. (a)	148	185
Allergan plc (a)(b)	2	418
Aratana Therapeutics, Inc. (a)	105	850
AstraZeneca plc – ADR	126	3,568
Bristol Myers-Squibb Company	67	3,411
Catalent, Inc. (a)	21	479
Cempra, Inc. (a)	40	725
Eli Lilly & Company	25	1,846
Endo International plc (a)(b)	26	488
GlaxoSmithKline plc – ADR	67	2,681
Intra-Cellular Therapies, Inc. (a)	38	471
Johnson & Johnson	4	464
Mallinckrodt plc (a)(b)	7	415
Merck & Company, Inc.	58	3,406
Mylan NV (a)(b)	14	511
Newron Pharmaceuticals SpA (a)(b)	18	345
Novartis AG – ADR	6	426
Ocera Therapeutics, Inc. (a)	200	460
Pacira Pharmaceuticals, Inc. (a)	15	477
Paratek Pharmaceuticals, Inc. (a)	6	64
Perrigo Company plc (b)	5	416
Pfizer, Inc.	3	95

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Pharmaceuticals – 0.52% (Continued)
Prestige Brands Holdings, Inc. (a)	9	$408
TherapeuticsMD, Inc. (a)	56	321
Teva Pharmaceutical Industries Ltd. – ADR	13	556
Zoetis, Inc.	10	478
		27,572
Professional Services – 0.06%
CEB, Inc.	5	243
The Dun & Bradstreet Corporation	4	499
Equifax, Inc.	4	496
FTI Consulting, Inc. (a)	7	273
ManpowerGroup, Inc.	1	77
Nielsen Holdings plc (b)	10	450
Robert Half International, Inc.	14	524
Verisk Analytics, Inc. (a)	6	489
		3,051
Real Estate Investment Trusts (REITs) – 10.43%
Alexandria Real Estate Equities, Inc.	13	1,401
American Campus Communities, Inc.	22	1,146
American Tower Corporation	5	586
Apartment Investment & Management Company, Class A	294	12,957
Ashford Hospitality Prime, Inc.	1,895	24,559
AvalonBay Communities, Inc.	3	513
Boston Properties, Inc.	4	482
Brandywine Realty Trust	1,560	24,180
Camden Property Trust	2	163
Communications Sales & Leasing, Inc.	25	711
Corporate Office Properties Trust	1	27
Corrections Corporation of America	20	289
Cousins Properties, Inc.	2,826	21,958
Crown Castle International Corporation	6	546
DCT Industrial Trust, Inc.	491	22,954
DDR Corporation	863	13,195
Digital Realty Trust, Inc.	6	561
Douglas Emmett, Inc.	3	109
Duke Realty Corporation	1,624	42,468
Education Realty Trust, Inc.	119	5,068
EPR Properties	11	800
Equinix, Inc.	1	357
Equity One, Inc.	676	19,266
Equity Residential	8	494

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Real Estate Investment Trusts (REITs) – 10.43% (Continued)
Essex Property Trust, Inc.	29	$6,209
Extra Space Storage, Inc.	519	37,965
Federal Realty Investment Trust	236	34,274
First Industrial Realty Trust, Inc.	883	23,320
General Growth Properties, Inc.	19	474
HCP, Inc.	14	479
Healthcare Realty Trust Inc.	20	638
Highwoods Properties, Inc.	17	844
Hospitality Properties Trust	28	766
Host Hotels & Resorts, Inc.	6	93
Independence Realty Trust, Inc.	1,527	12,720
Iron Mountain, Inc.	14	472
Kilroy Realty Corporation	701	50,353
Kimco Realty Corporation	19	506
Lamar Advertising Company, Class A	14	888
Liberty Property Trust	25	1,011
The Macerich Company	7	495
Mack-Cali Realty Corporation	2,070	53,158
MedEquities Realty Trust, Inc. (a)	360	4,172
Medical Properties Trust, Inc.	417	5,813
Mid-America Apartment Communities, Inc.	13	1,206
National Retail Properties, Inc.	25	1,140
OMEGA Healthcare Investors, Inc.	3	95
Parkway, Inc. (a)	1,662	29,949
Post Properties, Inc.	9	592
Potlatch Corporation	7	269
Prologis, Inc.	10	522
Rayonier, Inc.	21	563
Realty Income Corporation	8	474
Regency Centers Corporation	172	12,396
Senior Housing Properties Trust	41	872
Simon Property Group, Inc.	3	558
SL Green Realty Corporation	185	18,171
Tanger Factory Outlet Centers, Inc.	16	557
Taubman Centers, Inc.	10	725
UDR, Inc.	545	19,059
Urban Edge Properties	17	439
Ventas, Inc.	8	542
Vornado Realty Trust	353	32,751
Washington Prime Group, Inc.	32	336
Weingarten Realty Investors	21	760

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Real Estate Investment Trusts (REITs) – 10.43% (Continued)
Welltower, Inc.	7	$480
Weyerhaeuser Company	17	509
		552,405
Real Estate Management & Development – 0.03%
Alexander & Baldwin, Inc.	8	334
CBRE Group, Inc., Class A (a)	19	490
Jones Lang LaSalle, Inc.	8	775
		1,599
Road & Rail – 1.90%
ArcBest Corporation	21	418
Avis Budget Group, Inc. (a)	14	453
Covenant Transportation Group, Inc., Class A (a)	986	15,766
CSX Corporation	277	8,451
Genesee & Wyoming, Inc., Class A (a)	70	4,756
J.B. Hunt Transport Services, Inc.	157	12,813
Kansas City Southern	122	10,707
Knight Transportation, Inc.	58	1,697
Landstar System, Inc.	7	498
Norfolk Southern Corporation	5	465
Old Dominion Freight Line, Inc. (a)	1	75
Ryder System, Inc.	44	3,053
Swift Transportation Company (a)	198	4,431
Union Pacific Corporation	286	25,219
Werner Enterprises, Inc.	321	7,720
YRC Worldwide, Inc. (a)	477	4,236
		100,758
Semiconductors & Semiconductor Equipment – 0.29%
Advanced Micro Devices, Inc. (a)	132	954
Analog Devices, Inc.	8	513
Applied Materials, Inc.	18	523
Broadcom Ltd. (b)	3	511
Cirrus Logic, Inc. (a)	11	594
Cree, Inc. (a)	17	379
Cypress Semiconductor Corporation	52	518
First Solar, Inc. (a)	14	567
Integrated Device Technology, Inc. (a)	22	456
Intel Corporation	14	488
Intersil Corporation, Class A	23	508
KLA-Tencor Corporation	8	601

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Semiconductors & Semiconductor Equipment – 0.29% (Continued)
Lam Research Corporation	6	$581
Linear Technology Corporation	9	541
Microchip Technology, Inc.	8	484
Micron Technology, Inc. (a)	29	498
Microsemi Corporation (a)	19	800
Monolithic Power Systems, Inc.	6	473
NVIDIA Corporation	8	569
Qorvo, Inc. (a)	10	556
QUALCOMM, Inc.	8	550
Silicon Laboratories, Inc. (a)	7	420
Skyworks Solutions, Inc.	7	539
Synaptics, Inc. (a)	6	313
Teradyne, Inc.	35	815
Texas Instruments, Inc.	7	496
Versum Materials, Inc. (a)	19	431
Xilinx, Inc.	10	509
		15,187
Software – 1.99%
ACI Worldwide, Inc. (a)	20	362
Activision Blizzard, Inc.	56	2,418
Adobe Systems, Inc. (a)	31	3,333
ANSYS, Inc. (a)	15	1,370
Atlassian Corporation plc, Class A (a)(b)	221	5,936
Autodesk, Inc. (a)	7	506
CA, Inc.	2	61
Cadence Design Systems, Inc. (a)	50	1,279
CDK Global, Inc.	26	1,420
Citrix Systems, Inc. (a)	6	509
CommVault Systems, Inc. (a)	177	9,469
CyberArk Software Ltd. (a)(b)	199	9,303
Electronic Arts, Inc. (a)	6	471
Fair Isaac Corporation	5	603
Fortinet, Inc. (a)	26	834
Gigamon, Inc. (a)	85	4,700
Imperva, Inc. (a)	113	4,170
Intuit, Inc.	5	544
Manhattan Associates, Inc. (a)	12	608
Mentor Graphics Corporation	18	520
Microsoft Corporation	279	16,718
NetSuite, Inc. (a)	23	2,142

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Software – 1.99% (Continued)
Oracle Corporation	13	$499
Proofpoint, Inc. (a)	33	2,587
PTC, Inc. (a)	20	949
Red Hat, Inc. (a)	222	17,194
Salesforce.com, Inc. (a)	87	6,539
Symantec Corporation	21	526
Synopsys, Inc. (a)	26	1,542
Tyler Technologies, Inc. (a)	6	962
The Ultimate Software Group, Inc. (a)	36	7,596
		105,670
Specialty Retail – 2.91%
Aaron’s, Inc.	12	296
Abercrombie & Fitch Company, Class A	104	1,519
Advance Auto Parts, Inc.	111	15,549
Ascena Retail Group, Inc. (a)	31	152
AutoNation, Inc. (a)	11	483
AutoZone, Inc. (a)	43	31,913
Bed Bath & Beyond, Inc.	1	40
Cabela’s, Inc. (a)	8	493
CarMax, Inc. (a)	225	11,236
Chico’s FAS, Inc.	22	257
CST Brands, Inc.	13	624
Dick’s Sporting Goods, Inc.	209	11,631
Foot Locker, Inc.	466	31,115
Gamestop Corporation, Class A	407	9,788
The Gap, Inc.	24	662
Guess?, Inc.	10	135
Hibbett Sports, Inc. (a)	57	2,214
The Home Depot, Inc.	52	6,345
L Brands, Inc.	1	72
Lowe’s Companies, Inc.	12	800
Murphy USA, Inc. (a)	6	413
Office Depot, Inc.	93	293
O’Reilly Automotive, Inc. (a)	2	529
Restoration Hardware Holdings, Inc. (a)	213	6,171
Sally Beauty Holdings, Inc. (a)	25	648
Signet Jewelers Ltd. (b)	24	1,950
Staples, Inc.	62	459
Tiffany & Company	7	514
The TJX Companies, Inc.	214	15,782
Tractor Supply Company	8	501

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Specialty Retail – 2.91% (Continued)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2	$487
Urban Outfitters, Inc. (a)	15	502
Williams-Sonoma, Inc.	14	647
		154,220
Technology Hardware, Storage & Peripherals – 0.13%
3D Systems Corporation (a)	18	250
Apple, Inc.	24	2,725
Diebold, Inc.	12	262
Hewlett Packard Enterprise Company	23	517
HP, Inc.	33	478
Lexmark International, Inc., Class A	11	436
NCR Corporation (a)	21	736
NetApp, Inc.	15	509
Seagate Technology plc (b)	14	480
Western Digital Corporation	9	526
		6,919
Textiles, Apparel & Luxury Goods – 0.43%
Carter’s, Inc.	8	691
Deckers Outdoor Corporation (a)	5	261
Fossil Group, Inc. (a)	7	191
Hanesbrands, Inc.	1	26
Kate Spade & Company (a)	584	9,782
Michael Kors Holdings Ltd. (a)(b)	26	1,320
Nike, Inc., Class B	10	502
PVH Corporation	5	535
Ralph Lauren Corporation	19	1,864
Skechers U.S.A., Inc., Class A (a)	22	462
Steven Madden Ltd. (a)	159	5,310
Under Armour, Inc., Class A (a)	38	1,182
VF Corporation	10	542
		22,668
Thrifts & Mortgage Finance – 0.03%
New York Community Bancorp, Inc.	81	1,163
Washington Federal, Inc.	15	409
		1,572
Tobacco – 0.03%
Altria Group, Inc.	8	529
Philip Morris International, Inc.	5	482
Reynolds American, Inc.	11	606
		1,617

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Trading Companies & Distributors – 0.05%
Fastenal Company	1	$39
GATX Corporation	7	306
HD Supply Holdings, Inc. (a)	17	561
NOW, Inc. (a)	18	388
United Rentals, Inc. (a)	10	757
Watsco, Inc.	4	549
		2,600
Transportation Infrastructure – 0.21%
Macquarie Infrastructure Corporation, LLC	135	11,044

Water Utilities – 0.01%
American Water Works Company Inc.	7	518
Aqua America, Inc.	2	62
		580
Wireless Telecommunication Services – 0.01%
Telephone & Data Systems, Inc.	16	413
Total Long Common Stocks
(Cost $2,588,615)		2,564,260

LONG EXCHANGE TRADED FUNDS – 62.97%
Industrial Select Sector SPDR Fund	48	2,746
iPath S&P 500 VIX Short-Term Futures ETN (a)	19	649
iShares 20+ Year Treasury Bond ETF (c)	5,793	760,331
iShares 7-10 Year Treasury Bond ETF (c)	7,179	790,121
iShares iBoxx $High Yield Corporate Bond ETF (c)	9,254	796,029
iShares iBoxx $Investment Grade Corporate Bond ETF	6,476	783,467
iShares MSCI Emerging Markets ETF	89	3,305
iShares U.S. Home Construction ETF	243	6,265
SPDR S&P 500 ETF Trust	871	185,131
Vanguard REIT ETF	24	1,962
WisdomTree Japan Hedged Equity Fund	135	6,095
Total Long Exchange Traded Funds
(Cost $3,200,776)		3,336,101

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Contracts (d)	Value
PURCHASED OPTIONS – 0.17%
Purchased Call Options (a) – 0.07%
Advance Auto Parts, Inc.
Expiration: November 2016, Exercise Price: $145.00	1	$310
Bunge Ltd.
Expiration: January 2017, Exercise Price: $65.00	1	175
Financial Select Sector SPDR Fund
Expiration: December 2016, Exercise Price: $20.00	3	114
General Mills, Inc.
Expiration: January 2017, Exercise Price: $67.50	1	43
Expiration: January 2017, Exercise Price: $70.00	2	39
Golar LNG Ltd.
Expiration: December 2016, Exercise Price: $25.00	1	110
The Hain Celestial Group, Inc.
Expiration: November 2016, Exercise Price: $45.00	4	90
Expiration: January 2017, Exercise Price: $42.00	1	240
Expiration: January 2017, Exercise Price: $43.00	3	487
J.C. Penney Company, Inc.
Expiration: November 2016, Exercise Price: $9.00	2	72
Mattel, Inc.
Expiration: January 2017, Exercise Price: $34.00	2	75
Molson Coors Brewing Company
Expiration: January 2017, Exercise Price: $115.00	1	100
Mondelez International, Inc.
Expiration: January 2017, Exercise Price: $47.00	2	200
Navigator Holdings Ltd.
Expiration: December 2016, Exercise Price: $7.50	3	232
Expiration: December 2016, Exercise Price: $10.00	1	10
Performance Sports Group Ltd. (e)
Expiration: January 2017, Exercise Price: $4.00	4	—
Pinnacle Foods, Inc.
Expiration: December 2016, Exercise Price: $52.50	1	108
Rockwell Collins, Inc.
Expiration: December 2016, Exercise Price: $90.00	1	65
Scorpio Tankers, Inc.
Expiration: January 2017, Exercise Price: $5.00	5	88
SPDR S&P 500 ETF Trust
Expiration: November 2016, Exercise Price: $218.00	7	511
Targa Resources Corporation
Expiration: November 2016, Exercise Price: $55.00	2	10
Union Pacific Corporation
Expiration: November 2016, Exercise Price: $100.00	2	4

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Contracts (d)	Value
Purchased Call Options (a) – 0.07% (Continued)
WR Grace & Company
Expiration: December 2016, Exercise Price: $82.50	2	$10
XL Group Ltd.
Expiration: December 2016, Exercise Price: $35.00	4	318
Total Purchased Call Options		3,411

Purchased Put Options (a) – 0.10%
Brunswick Corporation
Expiration: November 2016, Exercise Price: $43.00	2	200
Callaway Golf Company
Expiration: November 2016, Exercise Price: $10.00	2	80
Consumer Staples Select Sector SPDR Fund
Expiration: November 2016, Exercise Price: $52.00	2	54
Expiration: December 2016, Exercise Price: $50.00	1	31
Costamare, Inc.
Expiration: November 2016, Exercise Price: $7.00	1	62
Dean Foods Company
Expiration: November 2016, Exercise Price: $17.00	1	30
Energy Transfer Equity LP
Expiration: November 2016, Exercise Price: $16.00	4	560
Flowers Foods, Inc.
Expiration: January 2017, Exercise Price: $12.50	9	270
The Habitat Restaurants, Inc.
Expiration: November 2016, Exercise Price: $13.00	1	35
iShares Russell 2000 ETF
Expiration: November 2016, Exercise Price: $115.00	1	80
Expiration: November 2016, Exercise Price: $117.00	1	41
Kate Spade & Company
Expiration: November 2016, Exercise Price: $16.50	1	100
Lands’ End, Inc.
Expiration: December 2016, Exercise Price: $15.00	1	85
Nordic American Tankers Ltd.
Expiration: November 2016, Exercise Price: $9.00	2	215
Papa John’s International, Inc.
Expiration: November 2016, Exercise Price: $75.00	1	295
Pilgrim’s Pride Corporation
Expiration: November 2016, Exercise Price: $20.00	1	15
SPDR S&P 500 ETF Trust
Expiration: November 2016, Exercise Price: $210.00	1	225
Expiration: November 2016, Exercise Price: $212.00	1	288

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Contracts (d)	Value
Purchased Put Options (a) – 0.10% (Continued)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2016, Exercise Price: $37.00	10	$2,070
Starbucks Corporation
Expiration: November 2016, Exercise Price: $52.50	1	108
Tuesday Morning Corporation
Expiration: November 2016, Exercise Price: $5.00	1	37
United States Oil Fund LP
Expiration: December 2016, Exercise Price: $10.50	3	172
Utilities Select Sector SPDR Fund
Expiration: November 2016, Exercise Price: $47.00	1	3
Virgin America, Inc.
Expiration: December 2016, Exercise Price: $50.00	1	138
Expiration: March 2017, Exercise Price: $45.00	2	165
Zoe’s Kitchen, Inc.
Expiration: November 2016, Exercise Price: $20.00	1	43
Total Purchased Put Options		5,402
Total Purchased Options
(Cost $9,794)		8,813
Total Long Investments
(Cost $5,799,185) – 111.54%		5,909,174

	Shares
SECURITIES SOLD SHORT (f) – (38.36)%

SHORT COMMON STOCKS – (31.79)%

Aerospace & Defense – (0.29)%
The Boeing Company	(34)	(4,843)
BWX Technologies, Inc.	(51)	(2,000)
CAE, Inc. (b)	(59)	(828)
Huntington Ingalls Industries, Inc.	(12)	(1,936)
TransDigm Group, Inc.	(8)	(2,180)
United Technologies Corporation	(36)	(3,679)
		(15,466)
Air Freight & Logistics – (0.33)%
Atlas Air Worldwide Holdings, Inc.	(81)	(3,390)
Expeditors International of Washington, Inc.	(121)	(6,228)
Hub Group, Inc., Class A	(119)	(4,337)
United Parcel Service, Inc., Class B	(33)	(3,556)
		(17,511)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Airlines – (0.61)%
American Airlines Group, Inc.	(58)	$(2,355)
Copa Holdings SA, Class A (b)	(61)	(5,626)
Deutsche Lufthansa AG, Reg (b)	(351)	(4,493)
Hawaiian Holdings, Inc.	(65)	(2,927)
United Continental Holdings, Inc.	(63)	(3,542)
Virgin America, Inc.	(243)	(13,207)
		(32,150)
Auto Components – (0.13)%
American Axle & Manufacturing Holdings, Inc.	(5)	(90)
Autoliv, Inc.	(19)	(1,839)
Autoliv, Inc. – SDR (b)	(16)	(1,543)
BorgWarner, Inc.	(36)	(1,290)
Gentex Corporation	(118)	(1,995)
		(6,757)
Automobiles – (0.21)%
Ferrari NV – ADR	(77)	(4,063)
Ford Motor Company	(406)	(4,766)
Tesla Motors, Inc.	(12)	(2,373)
		(11,202)
Banks – (0.46)%
Canadian Western Bank (b)	(256)	(4,857)
The PNC Financial Services Group, Inc.	(72)	(6,883)
Royal Bank of Canada (b)	(206)	(12,871)
		(24,611)
Beverages – (0.33)%
The Coca-Cola Company	(195)	(8,268)
Constellation Brands, Inc., Class A	(24)	(4,011)
Heineken NV (b)	(62)	(5,107)
		(17,386)
Biotechnology – (0.20)%
AbbVie, Inc.	(61)	(3,402)
Agios Pharmaceuticals, Inc.	(15)	(718)
Aimmune Therapeutics, Inc.	(3)	(49)
Amgen, Inc.	(31)	(4,376)
Cellectis SA – ADR	(12)	(212)
Dicerna Pharmaceuticals, Inc.	(21)	(65)
Intrexon Corporation	(36)	(940)
Juno Therapeutics, Inc.	(12)	(291)
MacroGenics, Inc.	(3)	(71)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Biotechnology – (0.20)% (Continued)
NantKwest, Inc.	(9)	$(54)
XBiotech, Inc. (b)	(27)	(358)
		(10,536)
Building Products – (0.36)%
Armstrong Flooring, Inc.	(38)	(615)
Armstrong World Industries Inc.	(88)	(3,300)
Fortune Brands Home & Security, Inc.	(77)	(4,207)
Masco Corporation	(175)	(5,404)
Masonite International Corporation (b)	(14)	(797)
Owens Corning	(53)	(2,585)
USG Corporation	(84)	(2,115)
		(19,023)
Capital Markets – (0.33)%
BlackRock, Inc.	(12)	(4,095)
Deutsche Bank AG, Reg (b)	(172)	(2,475)
The Goldman Sachs Group, Inc.	(60)	(10,694)
		(17,264)
Chemicals – (0.10)%
Cabot Corporation	(17)	(886)
Eastman Chemical Company	(28)	(2,014)
The Mosaic Company	(65)	(1,530)
The Sherwin-Williams Company	(4)	(979)
		(5,409)
Communications Equipment – (0.38)%
F5 Networks, Inc.	(66)	(9,122)
Juniper Networks, Inc.	(338)	(8,903)
NETGEAR, Inc.	(12)	(606)
ViaSat, Inc.	(23)	(1,625)
		(20,256)
Construction Materials – (0.01)%
Martin Marietta Materials, Inc.	(3)	(556)

Consumer Finance – (0.05)%
Credit Acceptance Corporation	(15)	(2,762)

Containers & Packaging – (0.13)%
Bemis Company, Inc.	(13)	(634)
Greif, Inc., Class A	(63)	(2,952)
Sealed Air Corporation	(78)	(3,559)
		(7,145)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Distributors – (0.03)%
Genuine Parts Company	(15)	$(1,359)

Diversified Consumer Services – (0.02)%
H&R Block, Inc.	(49)	(1,126)

Diversified Financial Services – (0.10)%
Moody’s Corporation	(55)	(5,529)

Electric Utilities – (0.95)%
American Electrical Power Company, Inc.	(72)	(4,668)
Duke Energy Corporation	(225)	(18,005)
Entergy Corporation	(132)	(9,726)
FirstEnergy Corporation	(39)	(1,337)
Hawaiian Electric Industries, Inc.	(100)	(2,950)
Portland General Electric Company	(60)	(2,618)
The Southern Company	(180)	(9,283)
Xcel Energy, Inc.	(45)	(1,870)
		(50,457)
Electrical Equipment – (0.24)%
Eaton Corporation plc (b)	(56)	(3,571)
Emerson Electric Company	(129)	(6,538)
Regal Beloit Corporation	(20)	(1,182)
Sensata Technologies Holding NV (b)	(40)	(1,429)
		(12,720)
Food & Staples Retailing – (0.46)%
Casey’s General Stores, Inc.	(21)	(2,373)
Costco Wholesale Corporation	(79)	(11,682)
CVS Health Corporation	(22)	(1,850)
Koninklijke Ahold Delhaize NV (b)	(125)	(2,851)
Sprouts Farmers Market, Inc.	(134)	(2,968)
Wal-Mart Stores, Inc.	(37)	(2,591)
		(24,315)
Food Products – (0.88)%
B&G Foods, Inc.	(196)	(8,310)
Campbell Soup Company	(22)	(1,196)
Flowers Foods, Inc.	(633)	(9,824)
General Mills, Inc.	(244)	(15,123)
The JM Smucker Company	(24)	(3,151)
TreeHouse Foods, Inc.	(102)	(8,923)
Tyson Foods, Inc., Class A	(2)	(142)
		(46,669)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Gas Utilities – (0.08)%
Northwest Natural Gas Company	(19)	$(1,117)
ONE Gas, Inc.	(55)	(3,371)
		(4,488)
Health Care Equipment & Supplies – (0.11)%
Becton, Dickinson and Company	(18)	(3,023)
Cantel Medical Corporation	(9)	(641)
Hologic, Inc.	(14)	(504)
Medtronic plc (b)	(14)	(1,148)
STERIS plc (b)	(6)	(401)
		(5,717)
Health Care Providers & Services – (0.28)%
AmerisourceBergen Corporation	(66)	(4,641)
Anthem, Inc.	(27)	(3,290)
Express Scripts Holding Company	(75)	(5,055)
HCA Holdings, Inc.	(16)	(1,224)
McKesson Corporation	(3)	(382)
		(14,592)
Hotels, Restaurants & Leisure – (1.19)%
Aramark	(29)	(1,080)
Carnival Corporation (b)	(78)	(3,830)
The Cheesecake Factory, Inc.	(42)	(2,234)
Chipotle Mexican Grill, Inc.	(28)	(10,101)
Chuy’s Holdings, Inc.	(118)	(3,351)
Dunkin’ Brands Group, Inc.	(23)	(1,112)
Hilton Worldwide Holdings, Inc.	(125)	(2,825)
Hyatt Hotels Corporation, Class A	(30)	(1,524)
McDonald’s Corporation	(1)	(113)
Melco Crown Entertainment Ltd. – ADR	(272)	(4,553)
Panera Bread Company, Class A	(7)	(1,335)
Potbelly Corporation	(76)	(992)
Six Flags Entertainment Corporation	(33)	(1,836)
Sonic Corporation	(380)	(8,706)
Starbucks Corporation	(132)	(7,005)
Zoe’s Kitchen, Inc.	(546)	(12,378)
		(62,975)
Household Durables – (0.10)%
Harman International Industries, Inc.	(12)	(957)
KB Home	(34)	(494)
Meritage Homes Corporation	(62)	(1,919)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Household Durables – (0.10)% (Continued)
PulteGroup, Inc.	(66)	$(1,228)
Whirlpool Corporation	(4)	(599)
		(5,197)
Household Products – (0.61)%
The Clorox Company	(110)	(13,202)
Kimberly-Clark Corporation	(165)	(18,878)
		(32,080)
Independent Power and Renewable Electricity Producers – (0.05)%
Calpine Corporation	(216)	(2,570)

Industrial Conglomerates – (0.36)%
3M Company	(92)	(15,208)
General Electric Company	(126)	(3,666)
		(18,874)
Insurance – (0.79)%
American International Group, Inc.	(60)	(3,702)
Aon plc (b)	(12)	(1,330)
Chubb Ltd. (b)	(72)	(9,144)
Everest Re Group Ltd. (b)	(36)	(7,327)
The Hartford Financial Services Group, Inc.	(36)	(1,588)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg (b)	(42)	(8,155)
Prudential Financial, Inc.	(108)	(9,157)
The Travelers Companies, Inc.	(12)	(1,298)
		(41,701)
Internet & Catalog Retail – (0.16)%
Amazon.com, Inc.	(11)	(8,688)

Internet & Direct Marketing Retail – (0.14)%
Lands’ End, Inc.	(482)	(7,519)

IT Services – (0.89)%
Infosys Ltd. – ADR	(118)	(1,801)
International Business Machines Corporation	(166)	(25,513)
Paychex, Inc.	(102)	(5,630)
PayPal Holdings, Inc.	(30)	(1,250)
Sabre Corporation	(42)	(1,085)
Science Applications International Corporation	(30)	(2,067)
Visa, Inc., Class A	(120)	(9,901)
		(47,247)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Leisure Products – (0.13)%
Polaris Industries, Inc.	(80)	$(6,129)
Sturm Ruger & Company, Inc.	(13)	(799)
		(6,928)
Life Sciences Tools & Services – (0.05)%
Thermo Fisher Scientific, Inc.	(13)	(1,911)
Waters Corporation	(7)	(974)
		(2,885)
Machinery – (0.64)%
Colfax Corporation	(17)	(541)
Crane Company	(63)	(4,285)
Deere & Company	(21)	(1,854)
Dover Corporation	(25)	(1,672)
Illinois Tool Works, Inc.	(20)	(2,271)
PACCAR, Inc.	(136)	(7,469)
Parker-Hannifin Corporation	(12)	(1,473)
Pentair plc (b)	(56)	(3,087)
Proto Labs, Inc.	(56)	(2,503)
The Timken Company	(93)	(3,074)
Wabash National Corporation	(23)	(259)
Woodward, Inc.	(94)	(5,544)
		(34,032)
Marine – (0.03)%
Diana Shipping, Inc. (b)	(263)	(658)
Genco Shipping & Trading Ltd. (b)	(100)	(654)
Navios Maritime Holdings Inc. (b)	(418)	(443)
Star Bulk Carriers Corporation (b)	(16)	(73)
		(1,828)
Media – (0.33)%
Charter Communications, Inc., Class A	(12)	(2,998)
The Interpublic Group of Companies, Inc.	(84)	(1,881)
Omnicom Group, Inc.	(45)	(3,592)
Rizzoli Corriere Della Sera Mediagroup SpA (b)	(1)	(1)
The Walt Disney Company	(96)	(8,898)
		(17,370)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Multiline Retail – (0.19)%
Dollar General Corporation	(133)	$(9,189)
J.C. Penny Company, Inc.	(48)	(412)
Tuesday Morning Corporation	(41)	(203)
		(9,804)
Multi-Utilities – (0.97)%
Alliant Energy Corporation	(148)	(5,631)
Canadian Utilities Ltd., Class A (b)	(119)	(3,401)
CMS Energy Corporation	(32)	(1,349)
Consolidated Edison, Inc.	(179)	(13,523)
Dominion Resources, Inc.	(158)	(11,882)
E.ON SE (b)	(1,227)	(8,993)
NiSource, Inc.	(32)	(744)
Public Service Enterprise Group, Inc.	(138)	(5,807)
		(51,330)
Oil, Gas & Consumable Fuels – (2.58)%
Antero Resources Corporation	(113)	(2,991)
Apache Corporation	(247)	(14,692)
Buckeye Partners LP	(110)	(7,099)
Cabot Oil & Gas Corporation	(401)	(8,373)
DCP Midstream Partners LP	(97)	(3,235)
Enbridge, Inc. (b)	(239)	(10,318)
EnLink Midstream LLC	(143)	(2,181)
Enterprise Products Partners LP	(200)	(5,048)
EQT Corporation	(224)	(14,784)
GasLog Ltd. (b)	(54)	(829)
Genesis Energy LP	(55)	(1,921)
Hess Corporation	(139)	(6,668)
Magellan Midstream Partners LP	(84)	(5,647)
Marathon Oil Corporation	(335)	(4,415)
Marathon Petroleum Corporation	(20)	(872)
Martin Midstream Partners LP	(26)	(508)
Murphy Oil Corporation	(161)	(4,165)
Noble Energy, Inc.	(210)	(7,239)
NuStar Energy LP	(39)	(1,841)
ONEOK, Inc.	(156)	(7,555)
Overseas Shipholding Group, Inc., Class A	(123)	(1,078)
PDC Energy, Inc.	(190)	(11,653)
Ship Finance International Ltd. (b)	(45)	(569)
TransMontaigne Partners LP	(4)	(156)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Oil, Gas & Consumable Fuels – (2.58)% (Continued)
Western Refining Logistics LP	(6)	$(137)
World Point Terminals LP	(2)	(29)
WPX Energy, Inc.	(1,184)	(12,858)
		(136,861)
Paper & Forest Products – (0.02)%
Domtar Corporation	(30)	(1,079)

Personal Products – (0.64)%
The Estee Lauder Companies, Inc., Class A	(244)	(21,260)
Unilever NV (b)	(296)	(12,380)
		(33,640)
Pharmaceuticals – (0.19)%
Allergan plc (b)	(34)	(7,104)
Horizon Pharma plc (b)	(42)	(702)
Pfizer, Inc.	(65)	(2,061)
Valeant Pharmaceuticals International, Inc. (b)	(25)	(446)
		(10,313)
Professional Services – (0.10)%
ManpowerGroup, Inc.	(52)	(3,994)
Nielsen Holdings plc (b)	(24)	(1,080)
		(5,074)
Real Estate Investment Trusts (REITs) – (11.26)%
Acadia Realty Trust	(160)	(5,390)
Alexandria Real Estate Equities, Inc.	(118)	(12,722)
American Assets Trust, Inc.	(824)	(32,721)
American Campus Communities, Inc.	(85)	(4,429)
AvalonBay Communities, Inc.	(70)	(11,983)
Camden Property Trust	(380)	(30,947)
Care Capital Properties, Inc.	(299)	(7,945)
Corporate Office Properties Trust	(1,110)	(29,626)
Crown Castle International Corporation	(21)	(1,911)
CubeSmart	(177)	(4,614)
Douglas Emmett, Inc.	(1,550)	(56,575)
EastGroup Properties, Inc.	(423)	(28,726)
Empire State Realty Trust, Inc., Class A	(1,305)	(25,539)
Equity Residential	(151)	(9,324)
Government Properties Income Trust	(3,822)	(73,153)
Host Hotels & Resorts, Inc.	(444)	(6,873)
Hudson Pacific Properties, Inc.	(1,889)	(63,508)
Kimco Realty Corporation	(684)	(18,201)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Real Estate Investment Trusts (REITs) – (11.26)% (Continued)
Kite Realty Group Trust	(435)	$(10,845)
LaSalle Hotel Properties	(130)	(3,088)
Life Storage, Inc.	(611)	(49,277)
OMEGA Healthcare Investors, Inc.	(158)	(5,029)
Paramount Group, Inc.	(847)	(13,171)
Prologis, Inc.	(719)	(37,503)
Public Storage	(206)	(44,026)
Tanger Factory Outlet Centers, Inc.	(271)	(9,431)
		(596,557)
Road & Rail – (0.61)%
Canadian National Railway Company (b)	(116)	(7,293)
Canadian Pacific Railway Ltd. (b)	(50)	(7,148)
DSV A/S (b)	(12)	(581)
Heartland Express, Inc.	(120)	(2,208)
Knight Transportation, Inc.	(38)	(1,111)
Norfolk Southern Corporation	(18)	(1,674)
Old Dominion Freight Line, Inc.	(101)	(7,543)
Saia, Inc.	(131)	(4,670)
		(32,228)
Semiconductors & Semiconductor Equipment – (0.07)%
Lam Research Corporation	(36)	(3,487)

Software – (0.47)%
Autodesk, Inc.	(36)	(2,602)
CA, Inc.	(211)	(6,486)
Check Point Software Technologies Ltd. (b)	(32)	(2,706)
Open Text Corporation (b)	(44)	(2,732)
SAP SE – ADR	(54)	(4,743)
SecureWorks Corporation, Class A	(169)	(1,993)
SS&C Technologies Holdings, Inc.	(40)	(1,277)
Workday, Inc., Class A	(27)	(2,340)
		(24,879)
Specialty Retail – (1.38)%
American Eagle Outfitters, Inc.	(356)	(6,066)
Bed Bath & Beyond, Inc.	(155)	(6,265)
Best Buy Company, Inc.	(70)	(2,724)
DSW, Inc., Class A	(278)	(5,774)
The Finish Line, Inc., Class A	(152)	(2,993)
Five Below, Inc.	(93)	(3,495)
Hennes & Mauritz AB, Class B (b)	(570)	(16,030)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
Specialty Retail – (1.38)% (Continued)
The Home Depot, Inc.	(3)	$(366)
L Brands, Inc.	(62)	(4,476)
Lowe’s Companies, Inc.	(4)	(267)
The Michaels Companies, Inc.	(239)	(5,557)
Murphy USA, Inc.	(9)	(619)
O’Reilly Automotive, Inc.	(16)	(4,231)
Penske Automotive Group, Inc.	(74)	(3,311)
Ross Stores, Inc.	(43)	(2,689)
Urban Outfitters, Inc.	(40)	(1,338)
Williams-Sonoma, Inc.	(149)	(6,887)
		(73,088)
Textiles, Apparel & Luxury Goods – (0.39)%
Cie Financiere Richemont SA, Reg (b)	(77)	(4,950)
Coach, Inc.	(260)	(9,332)
Hanesbrands, Inc.	(107)	(2,750)
lululemon athletica, Inc.	(36)	(2,061)
Michael Kors Holdings Ltd. (b)	(8)	(406)
Under Armour, Inc., Class A	(40)	(1,244)
		(20,743)
Trading Companies & Distributors – (0.32)%
AerCap Holdings NV (b)	(39)	(1,603)
Fastenal Company	(31)	(1,209)
MSC Industrial Direct Company, Inc., Class A	(39)	(2,839)
United Rentals, Inc.	(17)	(1,286)
W.W. Grainger, Inc.	(43)	(8,949)
WESCO International, Inc.	(15)	(813)
		(16,699)
Transportation Infrastructure – (0.04)%
Wesco Aircraft Holdings, Inc.	(179)	(2,300)

Water Utilities – (0.02)%
Aqua America, Inc.	(33)	(1,013)
Total Short Common Stocks
(Proceeds $1,720,140)		(1,683,995)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
SHORT PREFERRED STOCKS – (0.26)%
Household Products – (0.26)%
Henkel AG & Company KGaA (b)	(107)	$(13,753)
Total Short Preferred Stocks
(Proceeds $14,478)		(13,753)

SHORT EXCHANGE TRADED FUNDS – (6.31)%
Consumer Discretionary Select Sector SPDR Fund	(50)	(3,905)
Consumer Staples Select Sector SPDR Fund	(258)	(13,622)
Energy Select Sector SPDR Fund	(25)	(1,716)
Guggenheim Shipping ETF	(99)	(1,114)
Health Care Select Sector SPDR Fund	(300)	(20,208)
iShares 20+ Year Treasury Bond ETF	(131)	(17,194)
iShares Cohen & Steers REIT ETF	(60)	(5,930)
iShares Nasdaq Biotechnology ETF	(14)	(3,594)
iShares North American Tech-Software ETF	(80)	(8,994)
iShares Russell 2000 ETF	(299)	(35,431)
iShares Select Dividend ETF	(58)	(4,875)
iShares Transportation Average ETF	(133)	(19,265)
iShares U.S. Healthcare Providers ETF	(46)	(5,393)
iShares U.S. Medical Devices ETF	(20)	(2,698)
iShares U.S. Real Estate ETF	(22)	(1,686)
iShares U.S. Telecommunications ETF	(85)	(2,669)
JPMorgan Alerian MLP Index ETN	(190)	(5,727)
Lyxor UCITS ETF FTSE MIB (b)	(212)	(3,913)
Powershares QQQ Trust Series 1	(176)	(20,590)
ProShares UltraShort 20+ Year Treasury	(34)	(1,171)
Source STOXX Europe 600 Optimised Food & Beverage UCITS ETF (b)	(39)	(14,561)
SPDR Gold Shares	(21)	(2,561)
SPDR S&P 500 ETF Trust	(35)	(7,439)
SPDR S&P Biotech ETF	(297)	(16,677)
SPDR S&P Health Care Services ETF	(20)	(1,008)
SPDR S&P Homebuilders ETF	(247)	(7,810)
SPDR S&P Metals & Mining ETF	(598)	(15,231)
SPDR S&P Oil & Gas Exploration & Production ETF	(769)	(27,184)
SPDR S&P Regional Banking ETF	(206)	(9,021)
SPDR S&P Retail ETF	(575)	(24,282)
SPDR S&P Semiconductor ETF	(74)	(3,770)
Technology Select Sector SPDR Fund	(59)	(2,798)
United States Natural Gas Fund LP	(309)	(2,497)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments – Continued
October 31, 2016

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (6.31)% (Continued)
United States Oil Fund LP	(925)	$(9,740)
Utilities Select Sector SPDR Fund	(203)	(10,034)
Total Short Exchange Traded Funds
(Proceeds $341,605)		(334,308)
Total Securities Sold Short
(Proceeds $2,076,223) – 38.36%		(2,032,056)
Net Total Investments
(Cost $3,722,962) – 73.18%		3,877,118
Other Assets In Excess Of Liabilities – 26.82%		1,420,724
Net Assets – 100.00%		$5,297,842

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of securities committed as collateral as of October 31, 2016, is $1,847,394.

(d)	100 shares per contract.
(e)	Level 3 security. Please see note 2 for more information.
(f)	Securities sold short are not owned by the Fund and cannot produce income.

ADR – American Depository Receipt
EUR – Euro
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company
Reg – Registered
SDR – Swedish Depository Receipt

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written
October 31, 2016

	Contracts (a)	Value
CALL OPTIONS WRITTEN
Advance Auto Parts, Inc.
Expiration: November 2016, Exercise Price: $150.00	1	$165
Callaway Golf Company
Expiration: November 2016, Exercise Price: $12.00	1	12
Dick’s Sporting Goods, Inc.
Expiration: November 2016, Exercise Price: $60.00	1	65
Domino’s Pizza, Inc.
Expiration: November 2016, Exercise Price: $165.00	1	580
Enable Midstream Partners LP
Expiration: November 2016, Exercise Price: $15.00	3	127
Foot Locker, Inc.
Expiration: December 2016, Exercise Price: $75.00	1	27
The Hain Celestial Group, Inc.
Expiration: January 2017, Exercise Price: $45.00	1	197
Imperva, Inc.
Expiration: March 2017, Exercise Price: $50.00	1	105
Mondelez International, Inc.
Expiration: January 2017, Exercise Price: $50.00	1	33
Steven Madden Ltd.
Expiration: November 2016, Exercise Price: $35.50	1	39
Sunoco Logistics Partners LP
Expiration: February 2017, Exercise Price: $27.00	3	293
The TJX Cos, Inc.
Expiration: November 2016, Exercise Price: $77.50	1	45
The Wendy’s Company
Expiration: December 2016, Exercise Price: $11.25	3	82
Williams-Sonoma, Inc.
Expiration: November 2016, Exercise Price: $50.00	1	48
		1,818
PUT OPTIONS WRITTEN
Bed Bath & Beyond, Inc.
Expiration: November 2016, Exercise Price: $42.50	1	234
Brunswick Corporation
Expiration: November 2016, Exercise Price: $40.00	2	55
The Clorox Company
Expiration: November 2016, Exercise Price: $115.00	1	75
Coach, Inc.
Expiration: November 2016, Exercise Price: $33.00	1	37
Dick’s Sporting Goods, Inc.
Expiration: November 2016, Exercise Price: $57.50	1	325

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written – Continued
October 31, 2016

	Contracts (a)	Value
PUT OPTIONS WRITTEN (Continued)
Dominion Resources, Inc.
Expiration: November 2016, Exercise Price: $70.00	2	$50
DSW, Inc.
Expiration: December 2016, Exercise Price: $17.50	1	30
Duke Energy Corporation
Expiration: November 2016, Exercise Price: $75.00	1	32
Entergy Corporation
Expiration: November 2016, Exercise Price: $75.00	1	267
The Finish Line, Inc., Class A
Expiration: December 2016, Exercise Price: $18.00	1	38
General Mills, Inc.
Expiration: January 2017, Exercise Price: $52.50	2	69
Host Hotels & Resorts, Inc.
Expiration: November 2016, Exercise Price: $15.00	1	25
The Michaels Companies, Inc.
Expiration: November 2016, Exercise Price: $22.00	1	25
Molson Coors Brewing Company
Expiration: January 2017, Exercise Price: $92.50	1	165
The Procter & Gamble Company
Expiration: January 2017, Exercise Price: $80.00	1	75
Ross Stores, Inc.
Expiration: November 2016, Exercise Price: $57.50	2	95
SemGroup Corporation
Expiration: November 2016, Exercise Price: $30.00	1	83
SPDR S&P 500 ETF Trust
Expiration: November 2016, Exercise Price: $202.00	1	81
Sprouts Farmers Market, Inc.
Expiration: November 2016, Exercise Price: $20.00	1	30
Starbucks Corporation
Expiration: November 2016, Exercise Price: $50.00	1	39
		1,830
Total Options Written
(Premiums received $4,002)		$3,648

(a)  100 shares per contract.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts
October 31, 2016

				Unrealized
Termination				Appreciation
Date	Security(1)	Shares	Notional	(Depreciation)*	Counterparty
LONG EQUITY SWAP CONTRACTS
1/1/30	AXA SA	180	$4,076	$(15)	Morgan Stanley
1/1/30	Burberry Group plc	252	4,672	(155)	Morgan Stanley
1/1/30	Danone SA	539	40,476	(2,494)	Morgan Stanley
1/1/30	Innogy SE	72	2,900	—	Morgan Stanley
1/1/30	Pernod Ricard SA	365	42,999	855	Morgan Stanley
1/1/30	SCOR SE	90	2,924	(7)	Morgan Stanley
1/1/30	The Weir Group plc	124	2,471	345	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
1/1/30	Air Liquide SA	(15)	(1,513)	(45)	Morgan Stanley
1/1/30	Diageo plc	(538)	(14,855)	(944)	Morgan Stanley
1/1/30	LVMH Moet Hennessy
	Louis Vuitton SE	(43)	(7,814)	(43)	Morgan Stanley
1/1/30	Peugeot SA	(297)	(4,220)	(236)	Morgan Stanley
1/1/30	Royal Mail plc	(135)	(843)	8	Morgan Stanley
1/1/30	Tesco plc	(793)	(1,948)	(111)	Morgan Stanley
				$(2,842)
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(1)	See note 2 for information regarding financing rate for contracts.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Forward Currency Exchange Contracts*
October 31, 2016

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	be Delivered	Value (USD)	be Received	Value (USD)	(Depreciation) (USD)**
11/30/16	44,860 CNY	$6,616	6,600 USD	$6,600	$(16)
11/30/16	7,862 USD	7,862	7,200 EUR	7,913	51
		$14,478		$14,513	$35

CNY – Chinese Yuan Renminbi
EUR – Euro
USD – U.S. Dollar
*	Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of October 31, 2016.
**	Net unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities
October 31, 2016

ASSETS:
Investments, at value (Cost $5,799,185)	$5,909,174
Cash	295,423
Cash held in foreign currency (Cost $21,221)	20,033
Receivable at brokers	1,122,063
Receivable for investments sold	591,502
Receivable for forward currency exchange contracts	35
Receivable from the Adviser	36,494
Dividends and interest receivable	1,480
Prepaid expenses and other receivables	14,729
Total assets	7,990,933

LIABILITIES:
Securities sold short, at value (proceeds of $2,076,223)	2,032,056
Written option contracts, at value (premiums received $4,002)	3,648
Payable for swap contracts	2,842
Payable for investments purchased	535,276
Payable for trustees’ fees	2,500
Payable for fund administration fees	18,606
Payable for fund accounting fees	10,711
Payable for compliance fees	2,000
Payable for transfer agent fees and expenses	7,552
Payable for custody fees	26,054
Dividends and interest payable	3,017
Accrued expenses and other liabilities	48,829
Total liabilities	2,693,091

NET ASSETS	$5,297,842

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities – Continued
October 31, 2016

NET ASSETS CONSISTS OF:
Paid-in capital	$5,096,965
Accumulated undistributed net investment income	2,807
Accumulated undistributed net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
forward currency exchange contracts and foreign currency translation	46,090
Net unrealized appreciation (depreciation) on:
Investments	109,989
Securities sold short	44,167
Written option contracts	354
Swap contracts	(2,842)
Forward currency exchange contracts	35
Foreign currency translation	277
Net unrealized appreciation	151,980
Total net assets	$5,297,842

	Class I Shares	Class K Shares
Net assets	$2,596,934	$2,700,908
Shares issued and outstanding(1)	250,000	259,785
Net asset value and offering price per share(2)	$10.39	$10.40

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations
For the Period Inception Through October 31, 2016(1)

INVESTMENT INCOME:
Interest	$7,325
Dividend income on long positions (net of foreign withholding taxes of $499)	130,255
Total investment income	137,580

EXPENSES:
Custodian fees (See note 3)	152,246
Administration fees (See note 3)	102,768
Investment advisory fees (See note 3)	75,555
Fund accounting fees (See note 3)	59,409
Professional fees	56,566
Transfer agent fees (See note 3)	42,522
Federal and state registration fees	20,746
Compliance fees (See note 3)	11,752
Trustees’ fees	10,000
Other	9,607
Reports to shareholders	5,730
Dividends on securities sold short	39,899
Borrowing expense on securities sold short	21,153
Total expense before reimbursement	607,953
Less: Expense reimbursement by Adviser (See note 3)	(443,038)
Net expenses	164,915
NET INVESTMENT LOSS	(27,335)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	207,300
Securities sold short	(144,225)
Written option contracts expired or closed	11,431
Swap contracts	(2,610)
Forward currency exchange contracts	(51)
Foreign currency translation	1,352
Net realized gain	73,197
Change in unrealized appreciation (depreciation) on:
Investments	109,989
Securities sold short	44,167
Written option contracts	354
Swap contracts	(2,842)
Forward currency exchange contracts	35
Foreign currency translation	277
Net unrealized appreciation	151,980
Net realized and unrealized gain on investments	225,177
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,842

(1)	Inception date of the Fund was December 1, 2015.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Changes in Net Assets

For the Period
Inception Through
October 31, 2016(1)
OPERATIONS:
Net investment loss	$(27,335)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
forward currency exchange contracts and foreign currency transactions	73,197
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, foreign currency translations
and forward currency exchange contracts	151,980
Net increase in net assets resulting from operations	197,842

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	5,100,000

NET INCREASE IN NET ASSETS	5,297,842

NET ASSETS:
Beginning of period	—
End of period, including accumulated net investment income of $2,807	$5,297,842

(1)	Inception date of the Fund was December 1, 2015.
(2)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
Class I:	Shares	Amount
Issued	259,794	$2,600,000
Issued to holders in reinvestment of dividends	—	—
Redeemed	(9,794)	(103,428)
Net increase in Class I	250,000	$2,496,572
Class K:
Issued	259,785	2,603,428
Issued to holders in reinvestment of dividends	—	—
Redeemed	—	—
Net increase in Class K	259,785	$2,603,428
Net increase in shares outstanding	509,785	$5,100,000

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows
For the Period Inception Through October 31, 2016(1)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$197,842
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(21,677,337)
Proceeds from sales of investments	16,087,437
Return of capital distributions received from underlying investments	(657)
Increase in receivable at broker	(1,122,063)
Increase in receivable for investment securities sold	(591,502)
Increase in receivable for forward currency contracts	(35)
Increase in receivable from Adviser	(36,494)
Increase in dividends and interest receivable	(1,480)
Increase in prepaid expenses and other receivables	(14,729)
Proceeds from securities sold short	17,323,744
Purchases to cover securities sold short	(15,391,445)
Premiums received on written options	30,998
Written options closed or exercised	(15,565)
Increase in payable for swap contracts	2,842
Increase in payable for investment securities purchased	535,276
Increase in payable to Trustees	2,500
Increase in payable for fund administration fees	18,606
Increase in payable for fund accounting fees	10,711
Increase in payable for compliance fees	2,000
Increase in payable for transfer agent fees and expenses	7,552
Increase in payable for custody fees	26,054
Increase in dividends and interest payable	3,017
Increase in accrued expenses and other liabilities	48,829
Unrealized appreciation on investments	(109,989)
Unrealized appreciation on securities sold short	(44,167)
Unrealized appreciation on written options	(354)
Unrealized appreciation on foreign currency translation	(277)
Net realized gain on investments	(207,300)
Net realized loss on securities sold short	144,225
Net realized gain on written options	(11,431)
Net realized gain on foreign currency translation	(1,352)
Net cash used in operating activities	(4,784,544)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	5,203,428
Payment on shares redeemed	(103,428)
Net cash provided by financing activities	5,100,000
Net change in cash and foreign rates on cash and foreign currency	$315,456
CASH AND FOREIGN CURRENCY:
Beginning Balance	$—
Ending Balance	$315,456

(1)	Inception date of the Fund was December 1, 2015.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

For the Period
Inception through
October 31, 2016(1)
Class I

PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.06)
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.39
Net asset value, end of period	$10.39

TOTAL RETURN(4)	3.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,597
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)(8)	12.89%
After expense reimbursement(5)(6)(8)	3.54%
Ratio of dividends on short positions and borrowing expense
on securities sold short to average net assets(5)	1.29%
Ratio of operating expense to average net assets excluding dividends
on short positions and borrowing expense on securities sold short(5)(6)(8)	2.25%
Ratio of net investment loss to average net assets:
Before expense reimbursement(5)(8)	(9.98)%
After expense reimbursement(5)(6)(8)	(0.63)%
Portfolio turnover rate(4)(7)	304%

(1)	Inception date of the Fund was December 1, 2015.
(2)	For a Class I share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	As of October 26, 2016, the Adviser agreed to lower the operating expense cap to 1.98%. Please see note 3 for more information.
(7)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average fair value of long positions throughout the period.

(8)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

For the Period
Inception through
October 31, 2016(1)
Class K

PER SHARE DATA(2):

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.05)
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.40
Net asset value, end of period	$10.40

TOTAL RETURN(4)	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)(8)	12.86%
After expense reimbursement(5)(6)(8)	3.44%
Ratio of dividends on short positions and borrowing expense
on securities sold short to average net assets(5)	1.29%
Ratio of operating expense to average net assets excluding dividends
on short positions and borrowing expense on securities sold short(5)(6)(8)	2.15%
Ratio of net investment loss to average net assets:
Before expense reimbursement(5)(8)	(9.95)%
After expense reimbursement(5)(6)(8)	(0.53)%
Portfolio turnover rate(4)(7)	304%

(1)	Inception date of the Fund was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	As of October 26, 2016, the Adviser agreed to lower the operating expense cap to 1.98%. Please see note 3 for more information.
(7)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions). The denominator includes the average fair value of long positions throughout the period.

(8)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements
October 31, 2016

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital loses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser. The Adviser also paid certain offering costs. Any remaining offering costs were amortized over the first fiscal year on a straight-line basis. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.

The Fund offers four share classes, Class I, Class K, Class A and Class C. As of October 31, 2016, Class A shares and Class C shares are not yet available. Class I shares and Class K shares have no front end sales load, no deferred sales charge, a 1.00% redemption fee, and no 12b-1 fee. Class I shares are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.  Class K shares are not subject to a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward Currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value. As of October 31, 2016, the Fund had 0.1% of its net assets fair valued in long common stocks and purchased call options.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about  the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2016:

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Long Common Stocks(1)	$2,528,606	$32,256	$3,398		$2,564,260
Long Exchange Traded Funds	3,336,101	—	—		3,336,101
Purchased Call Options	—	3,411	—	(2)	3,411
Purchased Put Options	—	5,402	—		5,402
Forward Currency Exchange Contracts(3)	—	35	—		35
	$5,864,707	$41,104	$3,398		$5,909,209

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Common Stocks Sold Short(1)	$1,618,911	$65,084	$—		$1,683,995
Preferred Stocks Sold Short	—	13,753	—		13,753
Exchange Traded Funds Sold Short	334,308	—	—		334,308
Written Call Options	—	1,818	—		1,818
Written Put Options	—	1,830	—		1,830
Swap Contracts(3)	—	2,842	—		2,842
	$1,953,219	$85,327	$—		$2,038,546

(1)	Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2)	Amount is less than $0.50.
(3)	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.  For the period ended October 31, 2016, there were no transfers between levels.

The Level 3 investments as of October 31, 2016, represented 0.1% of net assets and did not warrant a disclosure of significant unobservable valuation inputs or reconciliation of Level 3 assets as of October 31, 2016.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

F.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market  risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

G.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

H.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended October 31, 2016, the Fund entered into both long and short equity swap contracts. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

J.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

K.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

L.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

M.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Class I shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

N.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

O.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount  of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; however, they are exchange traded and the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Q.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended October 31, 2016, the Fund’s average derivative volume is described below:

	Average	Average
	Quantity	Premium/Notional Value
Purchased Option Contracts	94	$8,569
Written Option Contracts*	23	$2,119
Forward Currency Exchange Contracts	2	$14,525
Short Total Return Swap Contracts	494	$9,764
Long Total Return Swap Contracts	2,296	$96,858

*	Refer to Note 7 for additional information on written option activity.

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2016:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$8,813
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	35
Total		$8,848

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$3,648
Swap Contracts	Payables	2,842
Total		$6,490

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2016:

	Amount of Realized Gain (Loss) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(23,750)	$11,431	$—	$(2,610)	$(14,929)
Foreign Exchange Contracts	—	—	(51)	—	(51)
Total	$(23,750)	$11,431	$(51)	$(2,610)	$(14,980)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts**	Contracts	Contracts	Contracts	Total
Equity Contracts	$(981)	$354	$—	$(2,842)	$(3,469)
Foreign Exchange Contracts	—	—	35	—	35
Total	$(981)	$354	$35	$(2,842)	$(3,434)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Weiss Multi-Strategy Advisers LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.60% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed from the Fund’s inception to October 25, 2016 to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.25%, 2.15%, 2.50% 3.15% of the Fund’s average daily net assets of the Fund’s Class I shares, Class K shares, Class A shares and Class C shares, respectively. As of October 26, 2016, the Fund’s Adviser contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any distribution fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.98% of the Fund’s average daily net assets. As of October 31, 2016, Class A shares and Class C shares are not

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

yet available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the three years after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2019	$443,038

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

At October 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$5,903,266
Gross unrealized appreciation	298,074
Gross unrealized depreciation	(292,166)
Net unrealized appreciation	$5,908
Undistributed ordinary income	196,947
Undistributed long-term capital gain	368
Total distributable earnings	$197,315
Other accumulated losses	(2,346)
Total accumulated gains	$200,877

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, and constructive sales.

As of October 31, 2016, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31. For the taxable period ended October 31, 2016, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2016 the following table shows the reclassifications made:

Accumulated Undistributed Net Realized
Gain (Loss) on Investments, Securities
Sold Short, Written Option Contracts
Accumulated	Expired or Closed, Swap Contracts,
Undistributed Net	Forward Currency Exchange Contracts
Investment Income	and Foreign Currency Translation	Paid-in Capital
$30,142	$(27,107)	$(3,035)

There were no distributions made by the Fund during the period ended October 31, 2016.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the A Class and the C Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the A Class and 0.75% of the C Class, respectively. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. As of October 31, 2016, Class A shares and Class C shares are not yet available.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10%, 0.25% and 0.10% of the average daily net assets in the A Class, C Class and I Class, respectively. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of October 31, 2016, Class A shares and Class C shares are not yet available.  During the period ended October 31, 2016, there were no shareholder servicing fees charged to Class I as no such fees were applicable.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$20,646,929	$15,088,644

7.  WRITTEN OPTION CONTRACTS*

The premium amount and the number of written option contracts during the period ended October 31, 2016 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 1, 2015	—	$—
Options written	387	30,998
Options closed	(238)	(18,606)
Options exercised	—	—
Options expired	(105)	(8,390)
Options outstanding at October 31, 2016	44	$4,002

*	Refer to Note 2 Q.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements – Continued
October 31, 2016

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$1,208	$1,208	$—	$—	$—	$—
Forward Currency
Exchange Contracts	51	16	35	—	—	35
	$1,259	$1,224	$35	$—	$—	$35

Liabilities:
Description
Written Option Contracts	$3,648	$—	$3,648	$—	$3,648	$—
Swap Contracts	4,050	1,208	2,842	—	2,842	—
Forward Currency
Exchange Contracts	16	16	—	—	—	—
	$7,714	$1,224	$6,490	$—	$6,490	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2016, affiliates of the Adviser owned 100% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Balanced Risk Fund and
Board of Trustees of Series Portfolios Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, options written, swap contracts and forward currency exchange contracts, of Weiss Alternative Balanced Risk Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2016, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period December 1, 2015 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Alternative Balanced Risk Fund as of October 31, 2016, and the results of its operations, its cash flows, the changes in its net assets, and the financial highlights for the period December 1, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 28, 2016

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
October 31, 2016

Number of
				Portfolios	Other
				in Fund	Directorships
	Positions	Term of Office		Complex(2)	Held by
Name and	with	and Length of	Principal Occupations	Overseen	Trustee During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustee	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Counsel, Kohlberg Kravis	6	None
(born 1961)		Term;	Roberts & Co. L.P.
		Since	(2013 – 2015); Counsel,
		September	Dechert LLP (2011 – 2013);
		2015.	Senior Vice President and
Deputy General Counsel,
Charles Schwab & Co., Inc.
(1998 – 2011).

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	6	Independent
(born 1956)		Term;			Trustee, First
		Since			Western Funds
		September			Trust (Since
		2015.			May 2015);
Inside Trustee,
Brandes
Investment
Trust, Chair and
President
(2000 – 2012);
Director, Inside
Trustee,
Brandes Funds
LTD
(2002 – 2012).

Daniel B. Willey	Trustee	Indefinite	Compliance Officer, United	6	None
(born 1955)		Term;	Nations Joint Staff Pension
		Since	Fund (since 2009).
September
2015.

Interested Trustee

Dana L. Armour(3)	Chair,	Indefinite	Executive Vice President,	6	None
(born 1968)	Trustee	Term;	U.S. Bancorp Fund Services,
		Since	LLC (since 2013); Senior
		September	Vice President, U.S. Bancorp
		2015.	Fund Services (2010 – 2013).

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2016

Number of
				Portfolios	Other
				in Fund	Directorships
	Positions	Term of Office		Complex(2)	Held by
Name and	with	and Length of	Principal Occupations	Overseen	Trustee During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustee	Past Five Years

Officers of the Trust

John J. Hedrick	President	Indefinite	Vice President, U.S.	Not	Not
(born 1977)	and Principal	Term;	Bancorp Fund Services,	Applicable	Applicable
	Executive	Since	LLC (since 2011).
	Officer	September
2015.

David A. Cox	Treasurer	Indefinite	Assistant Vice President,	Not	Not
(born 1982)	and	Term;	U.S. Bancorp Fund	Applicable	Applicable
	Principal	Since	Services, LLC (since 2011).
	Financial	January
	Officer	2016.

Michael R. McVoy	Chief	Indefinite	Executive Vice President,	Not	Not
(born 1957)	Compliance	Term;	U.S. Bancorp Fund	Applicable	Applicable
	Officer and	Since	Services, LLC (since 2005).
	Anti-Money	September
	Laundering	2015.
Officer

Alia M. Vasquez	Secretary	Indefinite	Vice President, U.S.	Not	Not
(born 1980)		Term;	Bancorp Fund Services,	Applicable	Applicable
		Since	LLC (since 2015),
		September	Assistant Vice President,
		2015.	U.S. Bancorp Fund Services
(2010 – 2015).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The term “Fund Complex” includes all series of the Trust as of the date of this report. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Ms. Armour, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined under the 1940 Act.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon  request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% due to the Fund not paying a distribution.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2016 was 0.00% due to the Fund not paying a distribution.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% due to the Fund not paying a distribution.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP 901
New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  The registrant’s inception date was December 1, 2015, and as such, there is only one fiscal year to present.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal year ended October 31, 2016, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 10/31/2016
Audit Fees	$27,500
Audit-Related Fees	$0
Tax Fees	$5,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2016
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2016
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/John Hedrick
John Hedrick, President

Date    January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/John Hedrick
John Hedrick, President

Date    January 4, 2017

By (Signature and Title)      /s/David Cox
David Cox, Treasurer

Date    January 4, 2017